UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02628

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Conservative Income Municipal Bond Fund

September 30, 2014

1.967799.100

CMB-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 59.1%
	Principal Amount	Value
Alabama - 0.2%
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (b)	$ 350,000	$ 356,381
Alaska - 0.0%
North Slope Borough Gen. Oblig. Series 2011 B, 4% 6/30/15	75,000	77,128
Arizona - 1.2%
Arizona Board of Regents Arizona State Univ. Rev. Series 2011, 3% 8/1/17	125,000	132,384
Arizona Ctfs. of Prtn.:
Series 2008 A, 4% 9/1/17 (FSA Insured)	125,000	136,298
Series 2013 A, 3% 10/1/17	100,000	105,193
Series 2013 B, 5% 10/1/16	215,000	232,475
Arizona Health Facilities Auth. Rev. Series 2008 D, 5% 1/1/17	100,000	109,582
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2005 A1, 5% 9/1/17 (Pre-Refunded to 9/1/15 @ 100)	60,000	62,632
Series 2008:
4.375% 9/1/16	55,000	58,874
5.5% 9/1/16	120,000	131,011
Series 2013 A2, 5% 9/1/17	100,000	112,153
Arizona School Facilities Board Rev. Series 2005, 5% 1/1/15	200,000	202,400
Arizona State Lottery Rev. Series 2010 A, 3% 7/1/16 (FSA Insured)	175,000	182,464
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2010 A, 4% 10/1/14	100,000	100,000
Maricopa County Indl. Dev. Auth. Health Facilities Rev. Series 2007 A, 4.125% 7/1/15	70,000	71,952
Phoenix Gen. Oblig. Series 2007 A, 5% 7/1/15	50,000	51,811
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series 2010 B, 4% 12/1/14	50,000	50,322
Series 2011 A, 4% 12/1/14	200,000	201,288
Tucson Gen. Oblig. Series 2005 E, 3.75% 7/1/16 (FGIC Insured)	55,000	56,160
		1,996,999
California - 1.3%
California Dept. of Wtr. Resources Wtr. Rev.:
Series AE, 4% 12/1/14	100,000	100,643
5.5% 12/1/14 (FSA Insured)	45,000	45,399
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.:
Series 2011 A, 5% 3/1/16	$ 150,000	$ 159,413
4% 10/1/14	100,000	100,000
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds Series 2006 C, 4.25%, tender 11/1/16 (FGIC Insured) (b)	175,000	188,018
California Statewide Cmntys. Dev. Auth. Rev.:
Series 2005 A:
5% 3/1/17	75,000	76,208
5% 3/1/18	350,000	355,184
Series 2007 F, 5.25% 7/1/16 (FSA Insured)	100,000	108,111
Series 2010, 4% 11/1/14	290,000	290,882
5% 3/1/15	400,000	407,716
Los Angeles Unified School District Ctfs. of Prtn. Series 2012 A, 4% 10/1/14	250,000	250,000
		2,081,574
Colorado - 0.7%
Colorado Health Facilities Auth. Rev.:
Series 2008 D1, 5% 10/1/16	75,000	81,361
Series 2009 A:
4% 7/1/15	150,000	150,449
5% 7/1/15	75,000	77,705
Series 2011 A:
3.5% 2/1/15	50,000	50,552
5% 2/1/16	100,000	106,223
5% 2/1/17	150,000	164,499
4.125% 7/1/17	200,000	200,528
5.125% 10/1/17	50,000	56,149
Denver City & County Arpt. Rev.:
Series 2011 A, 4% 11/15/17 (c)	50,000	54,802
Series 2012 A, 4% 11/15/17 (c)	50,000	54,802
Univ. of Colorado Enterprise Sys. Rev. Series 2012 A1, 2% 6/1/15	75,000	75,922
		1,072,992
Connecticut - 2.8%
Connecticut Gen. Oblig.:
Series 2006 A, 5% 12/15/14 (FSA Insured)	135,000	136,359
Series 2007 B, 5% 5/1/15	75,000	77,118
Series 2010 B, 5% 12/1/14	175,000	176,428
Series 2013 A, 0.32% 7/1/16 (b)	500,000	500,000
0.81% 5/15/17 (b)	3,000,000	3,037,140
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	$ 285,000	$ 289,854
Series 2012 D, 5% 7/1/18	75,000	84,610
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2011 B, 5% 12/1/14	50,000	50,408
New Haven Gen. Oblig. Series 2013 B, 3% 9/1/16 (FSA Insured)	200,000	208,094
		4,560,011
Delaware - 0.1%
Delaware Gen. Oblig. Series 2009 B, 5% 1/1/15	85,000	86,020
Delaware, New Jersey - 0.7%
Delaware River & Bay Auth. Rev. Series 2014 C, 5% 1/1/18 (a)	1,000,000	1,129,420
District Of Columbia - 0.4%
District of Columbia Ctfs. of Prtn. 5.25% 1/1/17 (Pre-Refunded to 1/1/16 @ 100)	60,000	63,694
District of Columbia Income Tax Rev.:
Series 2009 A, 5% 12/1/14	265,000	267,144
Series 2009 C, 3.5% 12/1/14	150,000	150,843
Series 2009 D, 4% 12/1/14	100,000	100,644
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2011 C, 4% 10/1/14 (c)	130,000	130,000
		712,325
Florida - 6.0%
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 3% 10/1/14	475,000	475,000
Series 2012 Q2, 5% 10/1/14 (c)	150,000	150,000
Series 2013 B, 3% 10/1/15	80,000	82,192
Broward County School Board Ctfs. of Prtn. Series 2006 A, 4.25% 7/1/16 (FSA Insured)	60,000	63,859
Citizens Property Ins. Corp.:
Series 2007 A:
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	85,000	90,397
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	264,569
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	254,898
Series 2009 A1:
5.375% 6/1/16	90,000	97,201
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Citizens Property Ins. Corp.: - continued
Series 2009 A1: - continued
5.5% 6/1/16 (Assured Guaranty Corp. Insured)	$ 75,000	$ 81,156
5.5% 6/1/17	230,000	257,950
Series 2010 A1:
4% 6/1/17 (FSA Insured)	150,000	162,198
4.25% 6/1/17	905,000	984,531
5% 6/1/15	100,000	103,135
5% 6/1/15 (FSA Insured)	120,000	123,762
5% 6/1/17 (FSA Insured)	250,000	277,380
5.25% 6/1/17	280,000	312,189
Series 2011 A1, 5% 6/1/18	400,000	453,816
Series 2012 A, 5% 6/1/15	150,000	154,703
Series 2012 A1, 5% 6/1/17	80,000	88,762
5.25% 6/1/17 (FSA Insured)	410,000	457,134
Escambia City Health Facilities Auth. Rev. 5.25% 11/15/14	440,000	442,772
Florida Muni. Pwr. Agcy. Rev. Series 2009 A, 5% 10/1/14	60,000	60,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2010 A, 4% 10/1/16	200,000	213,834
6% 10/1/17 (c)	50,000	57,839
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2006 G, 5.125% 11/15/17	155,000	169,868
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2008 E, 5% 10/1/14	125,000	125,000
Series 2013 B, 5% 10/1/14	75,000	75,000
JEA Saint Johns River Pwr. Park Sys. Rev. Series 21 Issue 2, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	150,000
JEA Wtr. & Swr. Sys. Rev.:
Series 2009 A, 2.5% 10/1/14	50,000	50,000
Series 2010 C, 4% 10/1/14	100,000	100,000
Series 2010 D, 5% 10/1/14	115,000	115,000
Lake County School Board Ctfs. of Prtn. Series 2014 A:
4% 6/1/18 (FSA Insured)	75,000	82,556
5% 6/1/17 (FSA Insured)	65,000	72,210
Miami-Dade County Aviation Rev.:
Series 2007 C, 5% 10/1/14 (FSA Insured) (c)	300,000	300,000
Series 2010 B, 5% 10/1/17	75,000	84,659
Series 2012 B, 3% 10/1/14	225,000	225,000
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Expressway Auth. Series 2014 B:
5% 7/1/17 (a)	$ 250,000	$ 278,878
5% 7/1/18 (a)	500,000	571,925
Miami-Dade County Gen. Oblig. Series 2011 C, 4% 10/1/14	70,000	70,000
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 B, 5% 5/1/17	75,000	82,838
Miami-Dade County Wtr. & Swr. Rev.:
Series 2007, 4% 10/1/14 (XL Cap. Assurance, Inc. Insured)	110,000	110,000
4% 10/1/14 (FSA Insured)	100,000	100,000
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/14	150,000	150,000
Reedy Creek Impt. District Utils. Rev.:
Series 2, 5.25% 10/1/16 (Pre-Refunded to 10/1/14 @ 100)	95,000	95,000
Series 2013 1, 5% 10/1/17	100,000	112,308
Series 2013 I, 5% 10/1/14	650,000	650,000
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2006, 4% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	95,000	95,000
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	55,000	62,060
Tampa Rev. Series 2010, 5% 11/15/14	50,000	50,298
		9,686,877
Georgia - 1.1%
Atlanta Arpt. Rev. Series 2011 A:
5% 1/1/15	150,000	151,800
5% 1/1/17	225,000	247,516
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (b)	430,000	432,911
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One) Series 2008 A, 5.25% 1/1/18	25,000	28,478
Series 2010 A, 4% 11/1/14	70,000	70,223
Series 2011 A, 5% 1/1/15	200,000	202,304
Series B, 6.25% 1/1/17	370,000	416,709
4.25% 1/1/18	100,000	110,721
5% 11/1/17	60,000	67,646
		1,728,308
Hawaii - 0.5%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/18 (c)	155,000	176,745
Municipal Bonds - continued
	Principal Amount	Value
Hawaii - continued
Hawaii Gen. Oblig.:
Series 2010 DY, 4% 2/1/15	$ 100,000	$ 101,271
5.75% 2/1/15	110,000	112,022
State of Hawaii Dept. of Trans. Series 2013, 3% 8/1/16 (c)	380,000	395,489
		785,527
Illinois - 13.2%
Chicago Gen. Oblig.:
Series 1998, 5.5% 1/1/15 (Escrowed to Maturity)	110,000	111,432
Series 2005 A, 5% 1/1/15 (Escrowed to Maturity)	550,000	556,490
Series 2007 A, 5% 12/1/16	100,000	107,325
Series 2008 A, 5% 1/1/18	75,000	81,342
Series 2009 A, 4% 1/1/18	100,000	105,347
Series A:
4% 1/1/15	120,000	120,997
5% 1/1/17 (FSA Insured)	55,000	57,798
4% 1/1/16	100,000	103,890
5% 1/1/18	205,000	222,335
Chicago Metropolitan Wtr. Reclamation District Greater Chicago:
Series 2007 A, 5% 12/1/14	75,000	75,600
Series A, 4% 12/1/15	75,000	78,187
Chicago Midway Arpt. Rev.:
Series 1998 C, 5.5% 1/1/15	250,000	253,180
Series 2004 A, 4.5% 1/1/18 (AMBAC Finl. Group, Inc. Insured) (c)	50,000	50,439
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 B:
5.25% 1/1/15 (FGIC Insured)	225,000	227,707
5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	68,783
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	230,000	261,758
Series 2008 A, 5% 1/1/15 (FSA Insured)	325,000	328,712
Series 2010 A, 5% 1/1/16	160,000	168,816
Series 2010 E, 4.5% 1/1/16 (c)	400,000	419,052
Series 2011 B:
3% 1/1/15	250,000	251,635
5% 1/1/17	360,000	394,834
5% 1/1/18 (c)	60,000	67,540
Series 2012 C, 4% 1/1/15	115,000	116,033
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series B:
4% 1/1/15	$ 690,000	$ 696,196
5% 1/1/18 (FSA Insured)	100,000	109,135
Chicago Park District Gen. Oblig.:
Series 2008 H, 5% 1/1/17	250,000	274,543
Series 2011 C, 4% 1/1/15	125,000	126,101
Series 2011 D:
4% 1/1/18	65,000	70,817
5% 1/1/17	200,000	219,634
Series 2014 D, 4% 1/1/18 (a)	500,000	543,910
Series H, 5% 1/1/15	100,000	101,125
5% 1/1/17	300,000	329,451
Chicago Wastewtr. Transmission Rev.:
Series 2004 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	52,981
Series 2006 B, 5% 1/1/15 (FGIC Insured)	130,000	131,515
Series 2010 A:
3% 1/1/18	60,000	63,821
4% 1/1/16	1,000,000	1,044,130
Series 2012:
3% 1/1/15	175,000	176,183
3% 1/1/16	325,000	335,312
5% 1/1/15	455,000	460,301
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	695,000	703,521
5.5% 1/1/15	100,000	101,287
Chicago Wtr. Rev.:
Series 1993, 4.125% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	150,470
Series 2006 A, 5% 11/1/16 (AMBAC Insured)	535,000	582,952
Series 2012, 4% 11/1/16	230,000	245,875
5% 11/1/14 (FSA Insured)	1,170,000	1,174,505
5% 11/1/17 (FSA Insured)	100,000	112,776
Cook County Gen. Oblig.:
Series 2007 B, 5% 11/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	350,000	352,044
Series 2009 A, 4% 11/15/16	95,000	101,451
Series 2009 D:
3% 11/15/14	100,000	100,339
5% 11/15/15	145,000	152,524
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2014 A:
5% 11/15/16	$ 60,000	$ 65,331
5% 11/15/17	400,000	447,008
Series B, 5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	782,264
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B2, 1.875%, tender 2/12/15 (b)	475,000	477,812
Illinois Fin. Auth. Gas Supply Rev. Bonds:
(Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	585,000	620,316
(The Peoples Gas Lt. and Coke Co. Proj.) Series 2010 B, 2.625%, tender 8/1/15 (b)	225,000	229,001
Illinois Fin. Auth. Rev.:
Series 2004, 5% 11/15/15	100,000	100,538
Series 2010 A, 5.5% 5/1/17	100,000	110,049
Series 2010, 5% 2/15/17	20,000	21,787
Series 2012 A:
4% 5/15/15	825,000	841,508
4% 5/15/16	265,000	276,885
5% 8/15/16	100,000	108,252
5% 5/15/18	105,000	118,482
Series 2012 C, 5% 8/15/15	320,000	332,320
5% 4/1/16	75,000	80,054
5% 8/15/17	100,000	111,697
Illinois Gen. Oblig.:
Series 2004 A, 5% 3/1/17	75,000	75,265
Series 2007 A, 5% 6/1/18 (FSA Insured)	435,000	470,057
Series 2007 B, 5.25% 1/1/18	275,000	305,129
Series 2014, 4% 2/1/18	300,000	321,420
Illinois Sales Tax Rev.:
Series 2005, 5% 6/15/15	65,000	67,191
Series 2013, 5% 6/15/17	75,000	83,760
Illinois Unemployment Ins. Fund Bldg. Receipts:
Series 2012 A:
5% 6/15/16	70,000	75,512
5% 12/15/16	50,000	54,975
Series 2012 B, 5% 6/15/18	165,000	180,918
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series A, 0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	62,884
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition: - continued
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 150,000	$ 146,460
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	55,000	52,529
0% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	70,798
0% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	105,000	97,296
Quincy Hosp. Rev. Series 2007, 5% 11/15/16	115,000	124,559
Railsplitter Tobacco Settlement Auth. Rev. Series 2010:
5% 6/1/15	150,000	154,418
5% 6/1/17	150,000	165,381
5% 6/1/18	210,000	236,645
Univ. of Illinois Board of Trustees Ctfs. of Prtn.:
Series 2008 A, 5% 10/1/16 (FSA Insured)	135,000	145,973
Series 2009 A, 4% 10/1/15	275,000	285,123
Univ. of Illinois Rev.:
Series 2001 A, 5.5% 4/1/16 (AMBAC Insured)	65,000	69,833
Series 2006:
4.5% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	76,589
5% 4/1/16	250,000	266,730
5% 4/1/17 (Nat'l. Reinsurance Co. Insured)	300,000	319,329
		21,374,209
Indiana - 1.7%
Indiana Fin. Auth. Series 2011, 3% 10/1/14 (Escrowed to Maturity)	125,000	125,000
Indiana Fin. Auth. Hosp. Rev.:
Series 2011 N:
5% 3/1/16	75,000	79,871
5% 3/1/17	50,000	55,220
Series 2013 A, 5% 8/15/16	100,000	107,863
Indiana Fin. Auth. Rev.:
(l-69 Section 5 Proj.) Series 2014, 4% 3/1/17 (c)	800,000	846,224
4% 3/1/15	100,000	101,323
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series 2006 B, 5% 2/15/17	350,000	370,878
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	50,000	53,575
Series 2006 B8, 4.1%, tender 11/3/16 (b)	745,000	798,260
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	$ 65,000	$ 66,182
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (c)	70,000	73,903
5% 1/1/17 (AMBAC Insured) (c)	50,000	53,450
		2,731,749
Kansas - 0.3%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/14	125,000	125,745
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 4% 9/1/17	175,000	190,500
Series 2014 A, 4% 9/1/16	100,000	106,431
		422,676
Kentucky - 0.3%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/15	100,000	103,726
5% 8/15/17	200,000	221,290
Louisville/Jefferson County Metropolitan Gov. Series 2012 A, 4% 12/1/14	65,000	65,423
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2003 A, 1.65%, tender 4/3/17 (b)	100,000	101,576
		492,015
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 1998 B, 5% 7/1/16	100,000	107,242
Maryland - 0.0%
Maryland Health & Higher Edl. Facilities Auth. Rev. 0% 7/1/15	50,000	49,900
Massachusetts - 2.7%
Berkshire Wind Pwr. Coop. Corp. (Wind Proj.) Series 1, 5% 7/1/16	250,000	269,103
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/18	100,000	112,908
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds 0.59%, tender 1/30/18 (b)	1,990,000	1,993,303
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
Series 2011 H, 5% 7/1/15	$ 75,000	$ 77,014
Series 2013 F, 3% 7/1/15	200,000	203,740
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (b)(c)	150,000	151,518
Massachusetts Gen. Oblig. Series 2002 C, 5.5% 11/1/14	95,000	95,428
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Partners HealthCare Sys., Inc. Proj.) Series 2007 G, 5% 7/1/18	75,000	83,489
Series 2004 D, 5% 11/15/16	275,000	299,618
Series 2008 D, 4.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	180,367
Series 2008 E2, 5% 7/1/17	120,000	133,410
Series 2009 Y1, 5% 10/1/14	300,000	300,000
Series 2010 H, 5% 7/1/16	125,000	132,883
5% 11/15/14 (Assured Guaranty Corp. Insured)	200,000	201,116
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. 4% 7/1/16	200,000	212,214
		4,446,111
Michigan - 2.5%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (b)	50,000	50,759
Series 2011 A, 5% 11/15/14	100,000	100,586
Michigan Fin. Auth. Rev.:
Series 2010 A, 3% 12/1/14	100,000	100,478
Series 2012, 3% 11/1/14	1,000,000	1,002,180
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/14	95,000	95,845
Michigan Hosp. Fin. Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) 1.5%, tender 3/15/17 (b)	800,000	815,712
Series 2010 F3, 1.4%, tender 6/29/18 (b)	100,000	100,509
Series 2008 A, 5.25% 5/15/17	65,000	71,885
Series 2012 MI, 2% 12/1/14	185,000	185,579
Oakland Univ. Rev.:
Series 2012:
3% 3/1/16	110,000	113,941
4% 3/1/17	270,000	288,646
Series 2013 A, 4% 3/1/18	375,000	409,196
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/17	$ 150,000	$ 167,034
Wayne County Arpt. Auth. Rev. 5% 12/1/15 (FGIC Insured)	100,000	104,915
Wayne-Westland Cmnty. Schools Series 2014, 5% 5/1/18	250,000	282,795
Western Michigan Univ. Rev.:
Series 2013, 4% 11/15/16	100,000	107,272
Series 2014, 5% 11/15/17	100,000	112,375
		4,109,707
Minnesota - 1.3%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 B, 5% 1/1/18 (a)(c)	600,000	674,574
5% 1/1/16 (Pre-Refunded to 1/1/15 @ 100) (c)	265,000	267,995
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	150,000	151,755
Shakopee Health Care Facilities Rev. Series 2014:
4% 9/1/16	295,000	312,924
5% 9/1/17	450,000	500,004
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2002 A:
5.25% 1/1/15	90,000	91,101
5.25% 1/1/17	10,000	11,040
0% 1/1/18 (AMBAC Insured)	110,000	105,949
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. Series 2009 A2, 5% 11/15/14	65,000	65,383
		2,180,725
Mississippi - 0.1%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.57% 9/1/17 (b)	90,000	90,071
Missouri - 0.7%
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (c)	1,000,000	1,073,870
Nebraska - 0.3%
Nebraska Pub. Pwr. District Rev.:
Series 2007 B, 4% 1/1/15 (FSA Insured)	55,000	55,508
Series 2012 A, 4% 1/1/15	380,000	383,507
Municipal Bonds - continued
	Principal Amount	Value
Nebraska - continued
Nebraska Pub. Pwr. District Rev.: - continued
Series 2013 A, 3% 1/1/15	$ 60,000	$ 60,407
Omaha Pub. Pwr. District Elec. Rev. Series 2007 A, 4% 2/1/18	65,000	69,615
		569,037
Nevada - 2.2%
Clark County Arpt. Rev.:
Series 2013 C1, 2.5% 7/1/15 (c)	550,000	559,405
5% 7/1/17 (AMBAC Insured) (c)	100,000	111,088
Clark County Fuel Tax:
Series 2004 B, 5% 12/1/14 (AMBAC Insured)	125,000	126,023
Series A, 5% 12/1/15 (Pre-Refunded to 12/1/14 @ 100)	100,000	100,781
Clark County School District:
Series 1998 A, 5.5% 6/15/15	50,000	51,849
Series 2004 D, 5% 6/15/16 (Pre-Refunded to 12/15/14 @ 100)	50,000	50,485
Series 2005 A:
5% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	85,000	88,627
5% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	104,252
Series 2005 B, 5% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	208,258
Series 2006 B, 5% 6/15/15	60,000	62,018
Series 2007 A, 4.5% 6/15/17 (FGIC Insured)	515,000	566,083
Series 2007 B, 5% 6/15/15	125,000	129,204
Series 2007 C, 5% 6/15/18	75,000	83,945
Series 2008 A, 5% 6/15/17	100,000	111,537
Series 2012 A, 5% 6/15/15	275,000	284,248
Series 2014 A, 5.5% 6/15/17	75,000	84,633
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2010 B, 4% 3/1/17	55,000	59,318
Series 2012 B, 5% 6/1/18	70,000	80,285
Nevada Gen. Oblig.:
(Nevada Muni. Bond Bank Proj. No. 81 - 83) Series 2012 A, 3% 11/1/14	50,000	50,118
Series 2010 C, 5% 6/1/15	75,000	77,408
5% 2/1/15	75,000	76,199
Municipal Bonds - continued
	Principal Amount	Value
Nevada - continued
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/17	$ 350,000	$ 384,223
Nevada Unemployment Compensation Fund Spl. Rev. Series 2013, 2% 12/1/14	50,000	50,155
		3,500,142
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Rev. 4% 7/1/15	60,000	61,250
New Jersey - 3.8%
Bergen County Gen. Oblig. Series A, 4.25% 11/1/14	200,000	200,688
New Jersey Ctfs. of Prtn.:
Series 2009 A, 5% 6/15/16	50,000	53,627
5% 6/15/15	50,000	51,348
New Jersey Econ. Dev. Auth. Rev.:
Series 2003 A, 0% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	69,436
Series 2012, 5% 6/15/17	500,000	552,010
5.25% 12/15/15	70,000	74,033
5.25% 12/15/15 (Escrowed to Maturity)	45,000	47,705
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 C, 4% 7/1/15	250,000	256,740
Series 2013 A, 5% 7/1/17	50,000	55,631
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	75,000	83,823
Series 2009 A, 5.25% 7/1/16	125,000	134,956
Series 2011:
5% 7/1/15	200,000	206,954
5% 7/1/16	1,150,000	1,235,158
5% 7/1/17	75,000	83,252
Series 2013 A, 3% 7/1/16	115,000	118,926
4% 7/1/17	100,000	108,044
4.25% 1/1/15	100,000	100,942
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/14	195,000	197,085
Series 2004 B, 5.25% 12/15/14	910,000	919,264
Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	360,000	363,665
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/17	$ 1,000,000	$ 1,107,660
Rutgers State Univ. Rev. Series 2010 I, 5% 5/1/15	75,000	77,073
		6,098,020
New Mexico - 2.4%
Farmington Poll. Cont. Rev. Bonds:
(Southern Cal. Edison Co. Four Corners Proj.) Series 2005 A, 2.875%, tender 4/1/15 (b)	2,370,000	2,399,412
(Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	1,460,000	1,478,119
		3,877,531
New York - 2.5%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A, 5% 5/1/15 (Escrowed to Maturity)	100,000	102,806
Nassau County Interim Fin. Auth. Series 2005 D, 5% 11/15/14	50,000	50,296
New York City Gen. Oblig.:
Series 2009 H1, 5% 3/1/15	75,000	76,507
5% 8/1/15	75,000	75,031
5% 8/1/16	15,000	15,006
5% 11/1/16 (FSA Insured)	95,000	95,360
5% 12/1/17	105,000	105,825
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2006 BB, 4% 6/15/17 (Pre-Refunded to 6/15/16 @ 100)	75,000	79,636
New York City Transitional Fin. Auth. Rev.:
Series 2005 A1, 5% 11/1/14	375,000	376,534
Series 2011 B3, 5% 11/1/14	100,000	100,409
Series 2011 E, 5% 11/1/14	125,000	125,511
5% 11/1/14	125,000	125,511
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. 5% 2/15/15	50,000	50,861
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2010 A, 4% 12/15/14	85,000	85,687
5% 3/15/15 (FSA Insured)	75,000	76,649
New York Dorm. Auth. Revs. (State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145,000	149,537
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.5% 11/15/14 (AMBAC Insured)	115,000	115,751
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2002 E, 5.5% 11/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 200,000	$ 201,306
Series 2003 A, 5% 11/15/14 (FGIC Insured)	50,000	50,296
Series 2005 C, 5.25% 11/15/14	100,000	100,623
Series 2006 B, 5% 11/15/14	150,000	150,888
Series 2007 B, 5% 11/15/14	225,000	226,332
Series 2010 C2, 4% 11/15/14	70,000	70,329
Series 2011 D, 4% 11/15/14	100,000	100,470
5% 11/15/14	205,000	206,214
5% 11/15/14	70,000	70,414
New York Pwr. Auth.:
Series 2007 C, 5% 11/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	100,585
Series 2011 A, 4% 11/15/14	75,000	75,349
New York State Gen. Oblig.:
Series 2007 A, 4% 3/1/15	50,000	50,799
Series C 5% 4/15/15	75,000	76,951
New York Thruway Auth. Gen. Rev. Series 2007 H, 4% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	71,231
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2010 A, 5% 4/1/15	75,000	76,805
New York Urban Dev. Corp. Rev. Series 2009 C, 5% 12/15/14	75,000	75,760
Triborough Bridge & Tunnel Auth. Revs. Series 2002 B, 5.25% 11/15/14	505,000	508,106
		4,019,375
North Carolina - 1.4%
Charlotte Int'l. Arpt. Rev. Series 2011 A, 2.5% 7/1/16	100,000	103,305
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2009 A, 4% 1/15/17	150,000	161,334
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1991 A, 6.5% 1/1/18 (Assured Guaranty Corp. Insured)	50,000	58,198
Series 2009 A, 5% 1/1/18	100,000	112,055
Series 2009 B, 5% 1/1/17	60,000	65,467
Series 2010 A, 5% 1/1/15	225,000	227,655
Series 2012 B, 5% 1/1/15	100,000	101,180
Series A, 5% 1/1/15	280,000	283,304
North Carolina Gen. Oblig. Series 2005 B, 5% 4/1/15	50,000	51,209
North Carolina Med. Care Cmnty. Health Series 2010, 5% 11/15/14	685,000	689,076
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev. 4% 12/1/15	$ 50,000	$ 52,101
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15	20,000	20,262
Series 2008 A:
5.25% 1/1/15	85,000	86,063
5.25% 1/1/17	80,000	88,205
Series 2012 A, 4% 1/1/18	100,000	109,586
		2,209,000
Ohio - 2.1%
Cincinnati Wtr. Sys. Rev. Series 2007 A, 5% 12/1/14	175,000	176,418
Cleveland Ctfs. of Prtn. (Cleveland Stadium Proj.) Series 2010 A, 5% 11/15/17	100,000	110,843
Cleveland Wtr. Rev. Series 2011 W, 5% 1/1/15	150,000	151,796
Franklin County Hosp. Rev. Bonds Series 2011 D, 4%, tender 8/1/16 (b)	745,000	788,307
Hamilton County Health Care Facilities Rev. 5% 6/1/17	65,000	71,539
Montgomery County Rev. Series 2008 D1, 5% 10/1/14	200,000	200,000
Ohio Bldg. Auth.:
(Adult Correctional Bldg. Fund Proj.) Series 2010 A, 5% 10/1/14	250,000	250,000
(Adult Correctional Bldg. Funds Proj.) Series 2011 B, 4% 10/1/14	175,000	175,000
Ohio Gen. Oblig. Series 2012 A, 2% 11/1/14	295,000	295,466
Ohio Higher Edl. Facility Commission Rev. Series 2010 A, 3.5% 1/15/16	50,000	51,949
Ohio Hosp. Rev. Series 2012 A, 4% 1/15/15	140,000	141,470
Ohio Univ. Gen. Receipts Athens Series 2013, 5% 12/1/14	100,000	100,802
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (b)	850,000	865,946
		3,379,536
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2008 C, 5% 8/15/16	200,000	216,622
Oregon - 0.0%
Oregon Gen. Oblig. Series 92A, 1.3% 12/1/14	60,000	60,119
Pennsylvania - 2.0%
Allegheny County Arpt. Auth. Rev.:
Series 2007 A, 5% 1/1/16 (FSA Insured) (c)	395,000	417,021
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Arpt. Auth. Rev.: - continued
Series 2007 B:
5% 1/1/17 (FSA Insured)	$ 130,000	$ 142,548
5% 1/1/18 (FSA Insured)	330,000	373,388
4.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	65,000	65,670
Allegheny County Hosp. Dev. Auth. Rev.:
Series 2008 A, 5% 9/1/17	95,000	106,604
Series 2010 A, 5% 5/15/18	100,000	114,287
Bucks Co. Indl. Dev. Auth. Solid Waste Rev. Bonds 1.375%, tender 2/1/17 (b)	350,000	353,010
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/15	100,000	101,944
Montgomery County Indl. Dev. 4% 10/1/17	200,000	219,274
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	75,000	82,545
Pennsylvania Gen. Oblig. Series 2006, 5% 10/1/14	50,000	50,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Sys. Proj.) Series 2005 A, 5% 8/15/15	170,000	177,108
Series 2006 1, 5% 4/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	74,848
Series 2010 1, 5% 4/1/18	175,000	198,527
Series 2012 1, 4% 4/1/16	60,000	63,262
5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	69,269
Philadelphia Arpt. Rev. Series 2010 C, 5% 6/15/18 (c)	270,000	305,969
Philadelphia Gas Works Rev.:
Eighth Series A, 5% 8/1/16	100,000	107,548
Tenth Series 1998, 5% 7/1/15	150,000	154,311
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A, 5% 6/15/16	30,000	32,293
Saint Mary Hosp. Auth. Health Sys. Rev. Series 2010 A, 4% 11/15/14	50,000	50,237
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 4% 3/1/17	50,000	53,951
		3,313,614
South Carolina - 0.7%
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 C, 5% 1/1/15 (FSA Insured)	75,000	75,890
Series 2006 A:
5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	140,000	141,662
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series 2006 A: - continued
5% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 200,000	$ 219,588
Series 2006 C, 5% 1/1/18 (FSA Insured)	125,000	137,864
Series 2007 A, 5% 1/1/18 (AMBAC Insured)	50,000	54,838
Series 2007 B, 5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	101,187
Series 2009 E:
3.25% 1/1/15	150,000	151,140
5% 1/1/15	110,000	111,306
Series 2011 B, 5% 12/1/14	75,000	75,599
Series 2012 A, 3% 12/1/14	75,000	75,356
		1,144,430
Tennessee - 0.4%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.5% 4/1/16	190,000	204,246
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (c)	30,000	33,128
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	400,000	416,528
		653,902
Texas - 1.3%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 4% 11/15/14	100,000	100,476
Dallas Area Rapid Transit Sales Tax Rev. Series 2010 A:
2% 12/1/14	100,000	100,315
5% 12/1/14	200,000	201,630
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/16	85,000	93,027
Series 2013 E, 5% 11/1/17 (c)	100,000	112,482
Series 2014 A:
3% 11/1/16 (c)	180,000	189,097
3% 11/1/17 (c)	185,000	196,825
Dallas Wtrwks. & Swr. Sys. Rev.:
Series 2007, 5% 10/1/14	85,000	85,000
Series 2011, 4% 10/1/14	100,000	100,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Hosp. Sys. Proj.) Series 1998, 5.5% 6/1/15 (FSA Insured)	225,000	232,767
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Harris County Health Facilities Dev. Corp. Rev. Series 2005 A6, 5% 7/1/16 (FSA Insured)	$ 100,000	$ 107,732
Houston Cmnty. College Sys. Rev. Series 2011, 5% 2/15/18	65,000	73,910
Lower Colorado River Auth. Rev. Series 2012, 3.5% 5/15/16	65,000	68,233
Lower Colorado River Auth. Transmission Contract Rev. 5% 5/15/17	140,000	154,886
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/17	60,000	67,537
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Car Systems Proj.) Series 2011 A, 5% 11/15/14	175,000	176,031
		2,059,948
Virginia - 0.4%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 C, 1.5%, tender 12/1/14 (b)	625,000	625,688
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 2.375%, tender 11/1/15 (b)	75,000	76,510
		702,198
Washington - 0.7%
Chelan County Pub. Util. District #1 Rev. Series 2011 B, 5% 7/1/18 (c)	100,000	113,399
Port of Seattle Rev. Series 2012 B, 4% 8/1/17 (c)	115,000	124,864
Seattle Muni. Lt. & Pwr. Rev. Series 2011 A, 5% 2/1/15	125,000	126,999
Washington Ctfs. of Prtn.:
Series 2003 B, 5% 4/1/15	200,000	204,762
Series 2013 D, 4% 7/1/17	70,000	76,208
Washington Gen. Oblig. Series 2008 C, 5% 1/1/15	70,000	70,838
Washington Health Care Facilities Auth. Rev.:
Series 2010 B, 5% 10/1/14	140,000	140,000
Series 2011 B, 4% 10/1/14	150,000	150,000
Series 2012 A, 3% 10/1/14	65,000	65,000
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series 1993 C, 0% 7/1/18	100,000	94,382
		1,166,452
Wisconsin - 0.9%
Milwaukee County Arpt. Rev. Series 2007 A, 5% 12/1/17 (c)	200,000	216,610
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - continued
Milwaukee County Gen. Oblig. Series 2006 A, 5% 10/1/14	$ 50,000	$ 50,000
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15	75,000	77,109
5% 11/1/14	100,000	100,404
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 3/1/18 (b)	550,000	605,391
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	55,000	60,301
Series 2005, 5% 12/15/14 (AMBAC Insured)	200,000	201,936
Series 2012 B, 4% 8/15/15	130,000	133,883
5.625% 2/15/15 (AMBAC Insured)	90,000	91,805
		1,537,439
TOTAL MUNICIPAL BONDS (Cost $95,683,633)		95,920,452
Municipal Notes - 45.4%

Alabama - 0.2%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 C, 0.07% 10/1/14, VRDN (b)	400,000	400,000
California - 0.6%
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series Putters 4478Z, 0.24% 10/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	1,000,000	1,000,000
Florida - 1.9%
Eustis Multi-Purp. Rev. Series 1997 A, 0.19% 10/7/14, LOC SunTrust Banks, Inc., VRDN (b)	1,335,000	1,335,000
Florida Hsg. Fin. Corp. Rev.:
(Stuart Pointe Apts. Proj.) Series B1, 0.26% 10/7/14, LOC SunTrust Banks, Inc., VRDN (b)(c)	1,480,000	1,480,000
Series 2005 B3, 0.26% 10/7/14, LOC SunTrust Banks, Inc., VRDN (b)(c)	185,000	185,000
		3,000,000
Georgia - 1.1%
Macon-Bibb County Urban Dev. Auh. (Hotel Investors Proj.) 0.19% 10/7/14, LOC SunTrust Banks, Inc., VRDN (b)	130,000	130,000
Municipal Notes - continued
	Principal Amount	Value
Georgia - continued
Savannah Econ. Dev. Auth. Rev.:
(Calvary Day School Proj.) Series 2006, 0.19% 10/7/14, LOC SunTrust Banks, Inc., VRDN (b)	$ 1,435,000	$ 1,435,000
Series 2002 A, 0.19% 10/7/14, LOC SunTrust Banks, Inc., VRDN (b)	200,000	200,000
		1,765,000
Illinois - 5.9%
Chicago Wtr. Rev. Series 2000, 0.18% 10/1/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,900,000	2,900,000
Cook County Gen. Oblig. Series 2002 B, 0.29% 10/7/14 (Liquidity Facility Bank of New York, New York), VRDN (b)	1,000,000	1,000,000
Deutsche Bank Spears/Lifers Trust Participating VRDN Series DB 308, 0.21% 10/7/14 (Liquidity Facility Deutsche Bank AG) (b)(d)	500,000	500,000
Illinois Dev. Fin. Auth. Indl. Dev. Rev. (Alpha Beta Press, Inc. Proj.) Series 1998 A, 0.3% 10/1/14, LOC JPMorgan Chase Bank, VRDN (b)(c)	260,000	260,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 1998 B:
0.25% 10/7/14 (FSA Insured), VRDN (b)	2,600,000	2,600,000
0.25% 10/7/14 (FSA Insured), VRDN (b)	2,350,000	2,350,000
		9,610,000
Indiana - 6.3%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 0.35% 10/7/14, VRDN (b)(c)	600,000	600,000
Series 2003 B, 0.28% 10/7/14, VRDN (b)(c)	9,580,000	9,579,963
		10,179,963
Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	300,000	332,055
Louisiana - 4.7%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.2% 10/7/14, VRDN (b)	2,535,000	2,535,000
Series 2010 B1, 0.23% 10/7/14, VRDN (b)	5,100,000	5,100,000
		7,635,000
Maryland - 1.7%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 1995, 0.23% 10/7/14 (Liquidity Facility Manufacturers & Traders Trust Co.), VRDN (b)	2,750,000	2,750,000
Municipal Notes - continued
	Principal Amount	Value
Massachusetts - 0.6%
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 A, 0.23% 10/7/14, LOC RBS Citizens NA, VRDN (b)	$ 900,000	$ 900,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (New England Pwr. Co. Proj.) Series 1993 B, 0.46% tender 10/8/14, CP mode	100,000	100,001
		1,000,001
Michigan - 0.3%
Lowell Mich Ltd. Oblig. Indl. Dev. (Litehouse, Inc. Proj.) Series 2003, 0.45% 10/7/14, LOC Fifth Third Bank, Cincinnati, VRDN (b)(c)	100,000	100,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Crest Industries, Inc. Proj.) Series 2000 A, 0.5% 10/7/14, LOC JPMorgan Chase Bank, VRDN (b)(c)	35,000	35,000
(Kay Screen Printing, Inc. Proj.) Series 2000, 0.3% 10/7/14, LOC JPMorgan Chase Bank, VRDN (b)(c)	200,000	200,000
(Press-Way, Inc. Proj.) Series 1998, 0.45% 10/7/14, LOC JPMorgan Chase Bank, VRDN (b)(c)	100,000	100,000
		435,000
New Hampshire - 1.5%
New Hampshire Bus. Fin. Auth. Rev. Series 2008, 0.24% 10/1/14, LOC RBS Citizens NA, VRDN (b)	2,475,000	2,475,000
New Jersey - 1.8%
New Jersey Edl. Facilities Auth. Rev. Series 2008 F, 0.35% 10/7/14, LOC RBS Citizens NA, VRDN (b)	1,200,000	1,200,000
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN Series Floaters 3018, 0.43% 10/7/14 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)	1,750,725	1,750,725
		2,950,725
New Mexico - 0.5%
Albuquerque Indl. Rev. (CVI Laser Corp. Proj.) 0.25% 10/7/14, LOC Bank of America NA, VRDN (b)(c)	800,000	800,000
New York - 0.2%
North Amityville Fire Co., Inc. Series 2003, 0.2% 10/7/14, LOC Citibank NA, VRDN (b)	100,000	100,000
Rockland County Gen. Oblig. TAN Series 2014, 2% 3/17/15	250,000	251,638
		351,638
North Carolina - 0.2%
Davidson County Indl. Facilities & (Diebold, Inc. Proj.) Series 1997, 0.25% 10/7/14, LOC Bank of America NA, VRDN (b)(c)	400,000	400,000
Municipal Notes - continued
	Principal Amount	Value
North Dakota - 0.1%
Grand Forks Health Care Facilities (The United Hosp. Proj.) Series 1996 A, 0.09% 10/2/14, LOC Bank of America NA, VRDN (b)	$ 200,000	$ 200,000
Ohio - 0.1%
Franklin County Indl. Dev. Rev. (Girl Scout Council Proj.) 0.42% 10/7/14, LOC PNC Bank NA, VRDN (b)	90,000	90,000
Pennsylvania - 2.3%
Butler County Hosp. Auth. Hosp. Rev. Series 2012 A, 0.25% 10/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	300,000	300,000
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev.:
Series 1985 A, 0.25% 10/7/14, LOC Bayerische Landesbank, VRDN (b)	500,000	500,000
Series 1985 C, 0.25% 10/7/14, LOC Bayerische Landesbank, VRDN (b)	1,000,000	1,000,000
Series 1985 D, 0.25% 10/7/14, LOC Bayerische Landesbank, VRDN (b)	100,000	100,000
Series 1985, 0.25% 10/7/14, LOC Bayerische Landesbank, VRDN (b)	100,000	100,000
Series 2007 B, 0.23% 10/7/14, LOC Bayerische Landesbank, VRDN (b)	1,755,000	1,755,000
		3,755,000
Puerto Rico - 1.8%
Puttable Floating Option Tax Receipts Participating VRDN Series DB 285, 0.57% 10/7/14 (Liquidity Facility Deutsche Bank AG) (b)(d)	2,955,000	2,955,000
Rhode Island - 1.1%
Rhode Island Health & Ed. Bldg. Corp. Rev. Series 2007, 0.35% 10/7/14, LOC RBS Citizens NA, VRDN (b)	720,000	720,000
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2005 A:
0.2% 10/1/14, LOC RBS Citizens NA, VRDN (b)	590,000	590,000
0.28% 10/1/14, LOC RBS Citizens NA, VRDN (b)	315,000	315,000
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2008, 0.3% 10/7/14, LOC RBS Citizens NA, VRDN (b)	100,000	100,000
		1,725,000
Municipal Notes - continued
	Principal Amount	Value
South Carolina - 0.9%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1997, 0.26% 10/7/14, VRDN (b)(c)	$ 1,000,000	$ 1,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.08% 10/1/14, VRDN (b)	400,000	400,000
		1,400,000
Tennessee - 0.4%
Nashville Metropolitan Govt. Edl. Facilites Rev. (Univ. School Proj.) Series 2002, 0.19% 10/7/14, LOC SunTrust Banks, Inc., VRDN (b)	640,000	640,000
Texas - 10.4%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.17% 10/1/14, VRDN (b)	1,240,000	1,240,000
Series 2009 A, 0.17% 10/1/14, VRDN (b)	3,200,000	3,200,000
Series 2009 B, 0.17% 10/1/14, VRDN (b)	180,000	180,000
Series 2009 C, 0.17% 10/1/14, VRDN (b)	2,305,000	2,305,000
Series 2010 B, 0.17% 10/1/14, VRDN (b)	620,000	620,000
Series 2010 C, 0.17% 10/1/14, VRDN (b)	1,780,000	1,780,000
Series 2010 D:
0.17% 10/1/14, VRDN (b)	2,200,000	2,200,000
0.17% 10/1/14, VRDN (b)	2,670,000	2,670,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 2974, 0.24% 10/7/14 (Liquidity Facility Cr. Suisse AG) (b)(d)	2,700,000	2,700,000
		16,895,000
Virginia - 0.2%
Arlington County Indl. Rev. (Nat'l. Science Teachers Assoc. Proj.) Series 2000 A, 0.19% 10/7/14, LOC SunTrust Banks, Inc., VRDN (b)	310,000	310,000
Municipal Notes - continued
	Principal Amount	Value
Washington - 0.4%
Washington Health Care Facilities Auth. Rev. Participating VRDN Series MS 3354, 0.21% 10/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	$ 700,000	$ 700,000
TOTAL MUNICIPAL NOTES (Cost $73,744,760)		73,754,382
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $169,428,393)		169,674,834
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(7,241,912)
NET ASSETS - 100%		$ 162,432,922
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 35
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $169,428,339. Net unrealized appreciation aggregated $246,495, of which $270,971 related to appreciated investment securities and $24,476 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Limited Term
Municipal Income Fund

September 30, 2014

1.807744.110

STM-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.1%
	Principal Amount (000s)	Value (000s)
Arizona - 3.0%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/14 (FSA Insured)	$ 5,000	$ 5,000
5% 10/1/16 (FSA Insured)	13,000	14,097
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2005 A2, 5% 9/1/16 (Pre-Refunded to 9/1/15 @ 100)	11,000	11,482
Series 2008, 5.5% 9/1/16	1,385	1,512
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,163
5% 10/1/20	5,180	6,087
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
1% 7/1/19 (a)	900	955
1% 7/1/20 (a)	1,360	1,438
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	12,085	12,509
5% 7/1/18	5,200	5,382
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,046
Series 2009 B, 5% 7/1/16	5,090	5,496
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.43%, tender 11/3/14 (c)(d)	17,500	17,500
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,210	2,570
5% 12/1/22	2,470	2,880
5% 12/1/23	3,425	4,009
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,763
Series 2012 A:
5% 7/1/18	825	946
5% 7/1/19	1,550	1,816
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,293
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,244
5% 7/1/17	3,315	3,608
5% 7/1/18	3,365	3,739
		116,535
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - 9.2%
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A, 0% 10/1/19	$ 3,600	$ 3,243
Series 2013 A, 5% 10/1/22	2,190	2,627
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds 1.5%, tender 4/2/18 (c)	5,200	5,260
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (b)(c)	15,600	16,657
5% 9/1/18	7,500	8,667
5% 9/1/19	20,000	23,572
5% 9/1/20	20,000	23,858
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	1,005	1,037
Bonds:
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.84%, tender 7/1/17 (c)	4,000	4,029
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	4,300	4,307
California Infra Eco Dev. Bank Rev. Bonds Series 2013 A1:
0.32%, tender 4/1/16 (c)	17,000	16,999
0.32%, tender 4/1/16 (c)	30,000	29,999
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	2,020
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,197
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,160
5% 10/1/19	1,490	1,769
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/18	6,475	7,476
5% 10/1/19	5,000	5,884
5% 10/1/20	2,525	3,004
Series 2012 A, 5% 4/1/21	1,000	1,195
Series 2012 G, 5% 11/1/22	1,250	1,504
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,835
Series 2009 J, 5% 11/1/17	2,300	2,593
Series 2010 A:
5% 3/1/16	2,000	2,131
5% 3/1/17	5,405	5,968
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev. Bonds:
Series 2002 C, 5%, tender 5/1/17 (c)	$ 4,000	$ 4,454
Series 2009 E2, 5%, tender 5/1/17 (c)	2,000	2,227
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.474%, tender 12/12/15 (c)	12,500	12,507
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 4% 6/1/21	3,500	3,967
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A:
5% 7/1/18	9,750	11,269
5% 7/1/19	4,400	5,198
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,584
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	24,325
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,691
5% 3/1/19	2,935	3,418
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,217
5% 12/1/17	9,790	11,054
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A2, 0.19%, tender 5/1/15 (c)	18,000	18,001
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,380
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A, 5% 7/1/15	2,170	2,248
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,057
5% 7/1/18	2,000	2,295
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	1,000	1,162
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (d)	2,500	2,921
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/42 (FSA Insured)	7,115	7,109
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/23 (FSA Insured)	1,350	1,629
5% 9/1/24 (FSA Insured)	2,300	2,795
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,886
5% 6/1/17	3,700	4,085
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A: - continued
5% 6/1/18	$ 6,470	$ 7,318
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,840
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	2,968
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,810
5% 8/1/18	8,000	8,824
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,143
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5% 5/15/15	1,845	1,900
San Pablo Calif Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,380	1,653
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,174
		355,100
Colorado - 0.2%
Colorado Health Facilities Auth. Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (c)	4,200	4,377
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	3,860	4,577
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	558
		9,512
Connecticut - 2.5%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (c)(d)	4,300	4,322
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A:
5% 1/1/15	10,500	10,626
5% 1/1/16	2,700	2,856
Series 2012 C, 5% 6/1/21	23,420	27,974
Series 2012 D, 0.33% 9/15/15 (c)	6,000	6,011
Series 2013 A:
0.18% 3/1/15 (c)	2,800	2,801
0.27% 3/1/16 (c)	1,100	1,100
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series 2013 A: - continued
0.38% 3/1/17 (c)	$ 1,400	$ 1,403
Series 2014 C, 5% 12/15/16	16,070	17,665
Series 2014 D, 2% 6/15/16	3,400	3,493
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (c)	2,925	2,975
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	7,780	8,396
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2011 A, 5% 12/1/18	5,575	6,454
New Haven Gen. Oblig. Series 2013 A, 5% 8/1/15	1,000	1,037
		97,113
Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/20 (b)	2,500	2,911
5% 1/1/21 (b)	2,000	2,349
		5,260
District Of Columbia - 0.4%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	3,825
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,561
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	8,500	9,301
		14,687
Florida - 8.2%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,028
5% 12/1/15	4,395	4,599
Brevard County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/21 (b)	1,000	1,185
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/21	1,000	1,193
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,686
Series 2012 A:
5% 7/1/19	7,000	8,153
5% 7/1/20	15,070	17,735
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15 (FSA Insured)	$ 14,005	$ 14,444
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,063
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/14	2,000	2,016
Series 2011:
4% 12/1/16	1,265	1,359
5% 12/1/17	1,685	1,903
5% 12/1/18	685	792
5% 12/1/19	1,820	2,141
5% 12/1/20	1,000	1,187
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,355
5% 10/1/16	1,530	1,648
5% 10/1/17	1,455	1,604
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (c)	1,900	1,909
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	21,537
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,245
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C:
5% 6/1/16	3,000	3,231
5% 6/1/20	3,625	4,271
Series 2012 C, 5% 6/1/16	3,585	3,861
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	18,441
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/17	700	745
5% 2/1/18	1,790	1,934
5% 2/1/19	1,450	1,583
5% 2/1/20	2,025	2,225
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15 (Escrowed to Maturity)	20,010	20,727
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,260
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	2,018
5% 10/1/20	1,000	1,194
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	$ 2,345	$ 2,471
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,038
5% 9/1/17	1,000	1,098
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,261
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	775
5.25% 10/1/15	3,525	3,699
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,468
5% 10/1/20	2,000	2,380
5% 10/1/21	2,000	2,400
5% 10/1/22	1,000	1,200
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,150
5% 11/15/22	485	563
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	2,000	2,329
5% 7/1/20	1,000	1,174
5% 7/1/21	2,000	2,363
5% 7/1/22	2,000	2,367
5% 7/1/23	2,000	2,338
Series 2014 A, 5% 7/1/24	625	749
Series 2014 B:
5% 7/1/22 (b)	1,500	1,775
5% 7/1/23 (b)	3,250	3,862
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	3,985
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,457
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,000
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,309
5% 10/1/16	1,325	1,432
Series 2009, 5.25% 10/1/19	1,245	1,444
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	$ 1,825	$ 1,913
Orlando & Orange County Expressway Auth. Rev.:
Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,482
Series 2012, 5% 7/1/19	1,000	1,168
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,691
Series 2010 C, 5% 10/1/17	1,895	2,138
Series 2011 B:
5% 10/1/18	2,250	2,606
5% 10/1/19	2,325	2,742
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
4% 12/1/19	1,000	1,094
5% 12/1/20	880	1,009
5% 12/1/21	1,100	1,255
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B:
4% 8/1/19	4,000	4,476
4% 8/1/21	4,040	4,529
5% 8/1/19	3,000	3,512
5% 8/1/21	4,000	4,765
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	1,250	1,441
5% 10/1/19	1,100	1,287
5% 10/1/20	1,000	1,185
5% 10/1/21	1,000	1,193
5% 10/1/22	1,000	1,197
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (d)	4,465	4,975
5% 10/1/19 (d)	2,025	2,335
5% 10/1/18 (d)	2,745	3,124
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,440
Series 2011, 5% 10/1/19	5,590	6,602
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,734
5% 11/15/17	1,515	1,709
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (d)	$ 3,000	$ 3,000
5% 10/1/15 (FSA Insured) (d)	2,920	3,055
5% 10/1/16 (FSA Insured) (d)	6,000	6,510
5% 10/1/17 (FSA Insured) (d)	5,000	5,565
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,122
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,263
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B:
5% 8/1/18	300	344
5% 8/1/19	310	362
		318,182
Georgia - 3.3%
Atlanta Arpt. Rev.:
5% 1/1/22	1,000	1,186
5% 1/1/23	1,000	1,188
5% 1/1/24	1,150	1,373
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (c)	12,500	12,622
2.2%, tender 4/2/19 (c)	9,700	9,867
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009, 5% 11/1/14	7,490	7,520
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,627
5% 1/1/20	4,000	4,719
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/16	23,900	25,835
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,309
(Proj. One):
Series 2008 A, 5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,757
Series 2008 D:
5.75% 1/1/19	14,890	17,429
5.75% 1/1/20	3,555	4,160
Series B, 5% 1/1/17	2,750	3,021
Series GG:
5% 1/1/16	680	719
5% 1/1/20	675	793
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series GG: - continued
5% 1/1/21	$ 1,670	$ 1,983
Georgia Muni. Gas Auth. Rev.:
(Gas Portfolio III Proj.) Series R, 5% 10/1/21	5,000	5,840
(Gas Portfolio lll Proj.) Series 2014 U:
5% 10/1/19	1,500	1,754
5% 10/1/22	1,000	1,188
(Gas Portfolio lll Proj.) Series 2014 U, 5% 10/1/23	2,420	2,887
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21 (b)	2,000	2,279
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/15	1,040	1,052
5% 1/1/16	2,415	2,553
5% 1/1/18	1,530	1,639
		127,300
Hawaii - 0.6%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (d)	3,900	4,038
Series 2011, 5% 7/1/19 (d)	4,000	4,645
Hawaii Gen. Oblig. Series DR, 5% 6/1/16 (Escrowed to Maturity)	2,895	3,114
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/19 (d)	1,400	1,622
5% 8/1/20 (d)	3,050	3,573
5% 8/1/21 (d)	550	648
5% 8/1/22 (d)	2,075	2,434
5% 8/1/23 (d)	1,435	1,683
		21,757
Illinois - 8.9%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (FGIC Insured)	10,000	7,805
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,571
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,634
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,963
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
(City Colleges Proj.) Series 1999: - continued
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 2,816
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,894
0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	12,746
Series 2009 A, 5% 1/1/22	2,500	2,668
Series 2012 B, 5.125% 1/1/15 (Escrowed to Maturity)	2,060	2,085
Series 2012 C, 5% 1/1/23	885	961
Series A, 5% 1/1/17 (FSA Insured)	3,465	3,641
Series B, 5% 1/1/17 (FSA Insured)	5,115	5,277
4.5% 1/1/20	1,150	1,224
5% 1/1/21	1,500	1,636
5% 1/1/21	4,875	5,316
5% 1/1/23	1,000	1,096
Chicago Midway Arpt. Rev.:
Bonds Series 2010 B, 5%, tender 1/1/15 (c)	5,000	5,059
Series 2014 B:
5% 1/1/20	625	726
5% 1/1/21	400	467
5% 1/1/23	2,500	2,947
5% 1/1/22	5,000	5,849
5% 1/1/23	5,900	6,954
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/19	250	283
5% 1/1/20	300	341
5% 1/1/21	400	456
5% 1/1/22	300	343
5% 1/1/23	535	612
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/17 (d)	1,000	1,099
Series 2010 E:
5% 1/1/15 (d)	4,000	4,045
5% 1/1/16 (d)	1,500	1,581
Series 2011 B, 5% 1/1/18	6,500	7,346
Series 2012 A, 5% 1/1/21	1,400	1,648
Series 2012 B, 5% 1/1/21 (d)	4,605	5,330
Series 2013 B, 5% 1/1/22	4,000	4,723
Series 2013 D, 5% 1/1/22	3,220	3,802
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District Gen. Oblig. Series 2014 D:
4% 1/1/17 (b)	$ 1,050	$ 1,126
4% 1/1/18 (b)	2,255	2,453
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,812
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,253
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	415	456
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,310	1,505
5% 1/1/23	1,200	1,373
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,575	9,620
Series 2010 A, 5.25% 11/15/22	4,960	5,687
Series 2011 A, 5.25% 11/15/22	1,000	1,168
Series 2012 C:
5% 11/15/19	3,200	3,663
5% 11/15/20	7,210	8,244
5% 11/15/21	4,970	5,719
5% 11/15/22	1,250	1,443
Series 2014 A:
5% 11/15/20	1,000	1,140
5% 11/15/21	500	575
5% 11/15/22	1,000	1,155
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,735
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.) Series 2010 B, 2.625%, tender 8/1/15 (c)	9,500	9,669
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,292
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	563
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5% 7/1/15	1,000	1,027
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,196
5% 5/15/17	3,520	3,896
(Provena Health Proj.) Series 2010 A, 5.75% 5/1/19	2,650	3,083
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,075	$ 3,208
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,826
Series 2012 A, 5% 5/15/23	1,300	1,480
Series 2012:
5% 9/1/18	1,160	1,292
5% 9/1/19	1,115	1,255
5% 9/1/20	1,470	1,665
5% 9/1/21	1,645	1,864
5% 9/1/22	3,530	4,008
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,556
Series 2004, 5% 11/1/16	11,000	11,867
Series 2005, 5% 4/1/17 (AMBAC Insured)	8,050	8,208
Series 2007 A, 5.5% 6/1/15	1,000	1,033
Series 2007 B, 5% 1/1/17	9,835	10,646
Series 2010:
5% 1/1/15 (FSA Insured)	20,000	20,222
5% 1/1/21 (FSA Insured)	1,600	1,760
Series 2012:
5% 3/1/19	5,500	6,110
5% 8/1/19	2,660	2,967
5% 8/1/20	6,900	7,695
5% 8/1/21	1,400	1,561
5% 8/1/22	5,800	6,395
Series 2013, 5% 7/1/22	1,265	1,394
Series 2014, 5% 2/1/22	3,000	3,311
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,302
5% 5/15/16 (FSA Insured)	2,325	2,458
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,334
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,346
4.5% 6/15/17	6,075	6,693
Series 2010, 5% 6/15/15	8,800	9,097
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	$ 2,100	$ 2,269
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/20	6,000	6,057
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,200	3,225
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	578
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,507
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	875	874
0% 11/1/16 (Escrowed to Maturity)	740	733
0% 11/1/16 (FSA Insured)	2,235	2,191
		345,784
Indiana - 2.2%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2012, 0.4%, tender 12/1/14 (c)(d)	7,500	7,500
Indiana Fin. Auth. Hosp. Rev.:
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 A, 5% 5/1/15	6,420	6,596
Series 2013:
5% 8/15/22	700	816
5% 8/15/23	1,000	1,170
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,260
5% 12/1/15	2,135	2,253
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,316
Series 2010 A, 5% 2/1/17	2,800	3,084
Series 2012:
5% 3/1/20	650	739
5% 3/1/21	1,225	1,402
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	4,000	4,286
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	2,200	2,240
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	$ 1,470	$ 1,690
5% 1/1/20	1,250	1,459
Indiana State Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	825	985
5% 10/1/22	1,600	1,919
Series 2014 A:
5% 10/1/20	375	442
5% 10/1/21	380	451
5% 10/1/22	675	810
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515	533
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,436
5% 10/1/17	5,000	5,595
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,108
4% 1/15/20	1,345	1,503
4% 1/15/21	1,250	1,390
5% 7/15/19	1,680	1,963
5% 7/15/20	1,170	1,384
5% 7/15/21	1,000	1,183
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	544
5% 7/1/15	315	326
5% 7/1/16	500	540
Series Z-1:
5% 7/1/16	1,215	1,312
5% 7/1/17	1,000	1,114
5% 7/1/18	1,500	1,721
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj. Series 2009 B, 1.75%, tender 6/1/18 (c)	8,500	8,545
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	1,985
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Univ. of Southern Indiana Rev. Series J: - continued
5% 10/1/15 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,047
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,248
		85,895
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,808
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	578
5% 11/15/15	625	659
5% 11/15/16	875	956
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,100	3,091
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14 (Escrowed to Maturity)	2,000	2,011
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14 (Escrowed to Maturity)	2,405	2,418
5% 11/15/15 (Escrowed to Maturity)	6,245	6,577
5% 11/15/16 (Escrowed to Maturity)	5,410	5,930
Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,250	2,620
5% 11/15/20 (Escrowed to Maturity)	2,745	3,306
		28,146
Kentucky - 0.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 B, 4% 2/1/15	1,495	1,511
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,149
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,790
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2003 A, 1.65%, tender 4/3/17 (c)	6,000	6,095
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.): - continued
Series 2007 B:
1.15%, tender 6/1/17 (c)	$ 2,600	$ 2,601
1.6%, tender 6/1/17 (c)	8,000	8,098
		25,244
Louisiana - 1.1%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.578%, tender 5/1/17 (c)	25,000	25,149
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A, 5% 7/1/16	2,000	2,156
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,045
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,786
5% 7/1/22	1,000	1,196
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,131
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,062
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,500	5,102
		42,627
Maryland - 1.6%
Maryland Gen. Oblig.:
Series 2008 2, 5% 7/15/22 (Pre-Refunded to 7/15/18 @ 100)	5,500	6,355
Series 2012 B, 5% 8/1/16	6,400	6,942
Maryland Health & Higher Edl. Facilities Auth. Rev. Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,291
Series 2012 D, 0.934%, tender 11/15/17 (c)	14,000	14,206
Series 2013 A:
0.684%, tender 5/15/18 (c)	4,800	4,859
0.704%, tender 5/15/18 (c)	7,100	7,191
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	$ 1,725	$ 1,766
Series 2011 A, 5% 7/1/20	16,000	18,812
		62,422
Massachusetts - 1.8%
Braintree Gen. Oblig. Series 2009, 5% 5/15/16	4,400	4,731
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,677
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	12,544
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,543
4% 7/1/16	1,000	1,063
Series Q2:
4% 7/1/15	1,170	1,203
4% 7/1/16	1,000	1,063
5% 7/1/17	1,370	1,524
(Tufts Med. Ctr. Proj.) Series I, 5% 1/1/16	1,300	1,362
Bonds Series 2013 U-6E, 0.59%, tender 9/30/16 (c)	5,900	5,893
4.5% 11/15/18	5,500	5,519
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (d)	4,725	5,321
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	12,700	15,348
Series 2006 D, 5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100)	4,500	4,878
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,930
		68,599
Michigan - 3.7%
Detroit School District Series 2012 A:
5% 5/1/19	2,000	2,268
5% 5/1/20	2,000	2,306
5% 5/1/21	1,810	2,090
Detroit Swr. Disp. Rev. Series 2006 D, 0.8346% 7/1/32 (c)	4,070	3,473
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,414
5% 5/1/20	2,635	3,088
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Grand Blanc Cmnty. Schools Series 2013: - continued
5% 5/1/21	$ 2,150	$ 2,538
5% 5/1/22	1,850	2,176
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,438
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,433
5% 11/15/19	1,000	1,159
Michigan Fin. Auth. Rev.:
Series 2008 B2, 5% 6/1/15	1,090	1,118
Series 2012 A:
5% 6/1/16	2,290	2,427
5% 6/1/17	1,410	1,538
5% 6/1/18	2,430	2,707
Michigan Hosp. Fin. Auth. Rev. Bonds:
Series 1999 B3, 0.3%, tender 11/15/33	25,000	24,993
Series 2005 A4, 1.625%, tender 11/1/19 (c)	9,215	9,199
Series 2010 F3, 1.4%, tender 6/29/18 (c)	1,900	1,910
Series 2010 F4, 1.95%, tender 4/1/20 (c)	6,545	6,586
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/15	1,750	1,834
5% 10/1/15	3,250	3,407
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/15	1,845	1,893
5% 5/1/16	1,865	1,977
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,151
Series 2014 D:
5% 9/1/21	1,500	1,756
5% 9/1/23	500	588
Spring Lake Pub. Schools:
Series 2014, 5% 5/1/19	2,300	2,670
5% 11/1/19	2,775	3,251
5% 5/1/20	3,630	4,271
5% 11/1/20	1,745	2,079
5% 5/1/21	4,110	4,869
Univ. of Michigan Rev. Bonds 0.24%, tender 4/1/15 (c)	30,870	30,872
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Wayne County Arpt. Auth. Rev. (Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A, 5% 12/1/14 (d)	$ 1,500	$ 1,511
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,437
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,148
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,455
		144,030
Minnesota - 0.4%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22 (b)	1,000	1,192
5% 1/1/23 (b)	1,000	1,199
Series 2014 B:
5% 1/1/21 (b)(d)	2,290	2,671
5% 1/1/22 (b)(d)	2,000	2,341
5% 1/1/23 (b)(d)	1,000	1,171
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,355
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	596
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,012
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,057
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	1,000	1,196
5% 1/1/23	1,500	1,809
5% 1/1/24	1,000	1,213
		16,812
Mississippi - 0.5%
Mississippi Bus. Fin. Corp. Rev. Bonds (Pwr. Co. Proj.) Series 2010, 1.625%, tender 1/12/18 (c)	12,400	12,323
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.57% 9/1/17 (c)	3,295	3,298
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity)	4,000	3,994
		19,615
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.0%
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/18	$ 765	$ 861
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/22	1,100	1,237
Series C:
4% 1/1/15	2,360	2,382
4% 1/1/16	2,195	2,294
		5,913
Nevada - 2.9%
Clark County Arpt. Rev.:
Series 2008 E, 5% 7/1/15	3,500	3,627
Series 2013 C1, 2.5% 7/1/15 (d)	12,400	12,612
Clark County School District:
Series 2005 A, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,215	22,126
Series 2012 A, 5% 6/15/19	24,610	28,663
Series 2014 A, 5.5% 6/15/16	2,700	2,932
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (d)	3,000	3,000
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	14,207
Series 2012 B, 5% 8/1/20	2,230	2,656
Series 2013 D1:
5% 3/1/22	11,250	13,495
5% 3/1/23	4,500	5,428
5% 3/1/24	2,700	3,209
		111,955
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	2,705	2,836
4% 7/1/21	1,520	1,592
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,296
5% 2/1/18	2,500	2,821
		10,545
New Jersey - 6.3%
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	750	774
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Ctfs. of Prtn.: - continued
Series 2009 A:
5% 6/15/15	$ 11,285	$ 11,647
5% 6/15/16	6,500	6,971
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K:
5.25% 12/15/14 (Escrowed to Maturity)	1,790	1,808
5.5% 12/15/19	8,030	9,359
Series 2005 O, 5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	6,350	6,476
Series 2008 W, 5% 3/1/15 (Escrowed to Maturity)	10,400	10,606
Series 2009 BB, 5% 9/1/15 (Escrowed to Maturity)	3,390	3,539
Series 2011 EE, 5% 9/1/20	5,000	5,703
Series 2012 G, 0.62% 2/1/15 (c)	7,800	7,802
Series 2012 II, 5% 3/1/21	6,800	7,762
Series 2012, 5% 6/15/18	10,600	11,983
Series 2013 NN, 5% 3/1/19	8,165	9,213
Series 2014 PP, 5% 6/15/19	17,000	19,260
New Jersey Edl. Facility Series 2014:
5% 6/15/20	11,000	12,609
5% 6/15/21	11,000	12,643
New Jersey Gen. Oblig. Series O, 5.25% 8/1/22	3,930	4,722
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/15	4,500	4,737
Series 2013:
5% 12/1/18 (d)	6,000	6,771
5% 12/1/19 (d)	3,850	4,355
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2013 D, 0.57%, tender 1/1/16 (c)	5,000	5,001
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	1,500	1,542
Series 2013 A, 5% 1/1/24	4,345	5,122
Series 2013 C, 0.52% 1/1/17 (c)	16,000	16,012
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,514
Series 2003 B, 5.25% 12/15/19	3,870	4,459
Series 2003 B. 5.25% 12/15/19	5,500	6,337
Series 2012 AA, 5% 6/15/19	1,500	1,702
Series 2013 A:
5% 12/15/19	6,455	7,369
5% 6/15/20	18,000	20,571
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A:
5% 9/15/15	$ 5,250	$ 5,477
5% 9/15/21	4,900	5,667
		243,513
New Mexico - 1.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	22,325	22,602
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,474
Series 2010 A1:
4% 12/1/15	3,700	3,859
4% 12/1/16	6,750	7,254
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	4,927
		46,116
New York - 10.7%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,233
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	725
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A, 5% 5/1/15 (Escrowed to Maturity)	5,000	5,140
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,657
New York City Gen. Oblig.:
Series 2005 F1, 5% 9/1/15	3,560	3,717
Series 2014 J, 3% 8/1/16	5,600	5,863
Series 2014 K, 3% 8/1/16	3,900	4,083
Series J8, 0.42% 8/1/21 (c)	7,500	7,504
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,542
Series 2010 B:
5% 11/1/17	15,225	17,235
5% 11/1/17 (Escrowed to Maturity)	14,775	16,696
5% 11/1/20	5,950	6,996
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	890	936
5% 11/1/17	10,115	11,450
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2012 A:
5% 11/1/17	$ 7,000	$ 7,924
5% 11/1/20	4,500	5,380
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,714
Series 2012 A, 4% 5/15/20	8,000	8,977
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A, 5% 3/15/15	4,000	4,088
Series 2009 D, 5% 6/15/15	16,075	16,623
Series 2012 A, 5% 12/15/20	8,500	10,194
Series A:
5% 2/15/15	8,775	8,932
5% 2/15/15 (Escrowed to Maturity)	5	5
New York Dorm. Auth. Revs.:
(Mental Health Svcs. Facilities Proj.) Series 2009 A1, 5% 2/15/15	9,000	9,160
Series 2008 B, 5% 7/1/15	30,000	31,078
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	7,879
Series 2009 A:
5% 7/1/15	12,850	13,303
5% 7/1/16	8,390	9,065
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	14,196
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 B, 0.27%, tender 11/1/14 (c)	6,000	6,000
Series B:
5% 11/15/14	1,350	1,358
5% 11/15/15	2,325	2,451
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2012 G2, 0.634%, tender 11/1/15 (c)	13,300	13,327
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	6,177
Series 2008 B2:
5% 11/15/19	6,185	7,271
5% 11/15/20	5,500	6,529
5% 11/15/21	4,000	4,778
Series 2010 B2, 4% 11/15/14	2,830	2,843
Series 2012 B, 5% 11/15/22	2,000	2,401
Series 2012 D, 5% 11/15/18	2,515	2,910
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2012 E:
4% 11/15/19	$ 4,000	$ 4,505
5% 11/15/21	2,435	2,908
Series 2012 F, 5% 11/15/19	5,000	5,878
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	20,400	23,665
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/17	1,000	1,109
Series 2011 A1:
5% 4/1/17	1,500	1,663
5% 4/1/18	3,500	3,987
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	17,000	18,711
Series 2011 A, 5% 3/15/21	18,425	22,050
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	20,000	21,515
Series 2013 B, 5% 6/1/21	3,400	3,652
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	3,830	4,044
		412,027
North Carolina - 2.2%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,084
4% 6/1/18	1,280	1,414
4% 6/1/20	1,000	1,125
5% 6/1/19	1,305	1,518
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,259
5% 3/1/18	1,500	1,706
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5% 11/1/15 (FSA Insured)	1,600	1,656
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A:
5% 1/1/15	4,000	4,047
5% 1/1/16	6,035	6,377
North Carolina Gen. Oblig. Series 2014 A, 5% 6/1/16	8,095	8,721
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,274
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	$ 1,500	$ 1,546
5% 6/1/16	1,000	1,072
5% 6/1/17	3,220	3,571
5% 6/1/18	3,820	4,341
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15	3,675	3,723
Series 2008 A, 5.25% 1/1/20	2,000	2,253
Series 2012 A, 5% 1/1/18	18,705	21,094
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.554%, tender 12/1/15 (c)	11,500	11,512
		84,293
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,904
Ohio - 2.6%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,233
5% 6/1/17	3,500	3,832
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	4,131
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,072
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,145	2,419
5% 6/15/23	1,855	2,093
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	783
5% 6/1/16 (FSA Insured)	1,105	1,164
5% 6/1/17 (FSA Insured)	1,160	1,246
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (c)	13,300	14,116
Series 2009 C, 5.625% 6/1/18	1,395	1,561
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	6,505	6,818
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Bldg. Auth.: - continued
(Administrative Bldg. Fund Proj.): - continued
Series 2010 C:
4% 10/1/15	$ 3,200	$ 3,322
5% 10/1/16	1,250	1,361
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	4,535	4,753
Series 2010 A, 5% 10/1/15	1,185	1,242
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	2,933
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/17	3,290	3,696
Series 2011 A, 5% 8/1/17	3,070	3,449
Series 2012 C, 5% 9/15/21	4,350	5,252
Series 2013 B, 4% 6/15/16	2,200	2,336
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,024
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	507
5% 1/15/17	1,000	1,096
Series 2013 A2, 0.24% 1/1/15 (c)	1,430	1,430
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	4,720	5,180
5% 12/1/16 (Escrowed to Maturity)	280	307
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	10,225	10,968
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (c)	5,000	5,094
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5% 12/1/14	2,275	2,291
		99,709
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23	2,600	2,997
Series 2004 A, 2.375% 12/1/21	1,350	1,363
Series 2012, 5% 2/15/21	1,600	1,872
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,071
		12,303
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - 0.1%
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/15	$ 2,500	$ 2,553
5% 3/15/16	1,750	1,865
		4,418
Pennsylvania - 5.7%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/15 (FSA Insured) (d)	1,000	1,012
5% 1/1/16 (FSA Insured) (d)	1,000	1,056
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 4% 8/15/15	1,385	1,431
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 3.375%, tender 7/1/15 (c)	2,000	2,038
Series 2006 A, 3.5%, tender 6/1/20 (c)	5,250	5,377
Series 2006 B, 3.5%, tender 6/1/20 (c)	6,000	6,142
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,567
5% 7/1/22	5,200	5,609
5% 1/1/23	3,000	3,173
5% 7/1/23	1,650	1,708
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,077
5% 7/1/17	1,255	1,338
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,421
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,742
5% 3/1/19	2,310	2,621
5% 3/1/20	2,140	2,455
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2013, 0.4%, tender 11/3/14 (c)(d)	6,600	6,601
Pennsylvania Gen. Oblig.:
Series 2006 1, 5% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	7,000	7,642
Series 2010 A3, 5% 7/15/16	3,900	4,215
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Gen. Oblig.: - continued
Series 2011, 5% 7/1/21	$ 1,900	$ 2,268
Series 2013 1, 5% 4/1/16	2,655	2,839
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014:
5% 12/1/19	340	401
5% 12/1/21	275	331
5% 12/1/22	855	1,036
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	10,961
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2009 B, 5% 12/1/17	12,500	14,144
Series 2013 A, 0.64% 12/1/17 (c)	6,400	6,426
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,167
Eighth Series A, 5% 8/1/16	1,000	1,075
Seventeenth Series:
5.375% 7/1/15 (FSA Insured)	2,000	2,067
5.375% 7/1/16 (FSA Insured)	2,300	2,464
Philadelphia Gen. Oblig.:
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,422
5% 12/15/15 (FSA Insured)	5,000	5,276
5% 12/15/16 (FSA Insured)	7,275	7,967
Series 2011:
5.25% 8/1/17	6,165	6,895
5.25% 8/1/18	5,515	6,328
Philadelphia Muni. Auth. Rev. Series 2013 A:
5% 11/15/17	6,635	7,441
5% 11/15/18	3,430	3,933
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	14,741
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	15,501
5% 6/15/16	6,000	6,459
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,651
5% 2/1/16 (FSA Insured)	5,620	5,950
Pittsburgh School District Series 2010 A:
4% 9/1/15	1,405	1,454
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh School District Series 2010 A: - continued
4% 9/1/15 (Escrowed to Maturity)	$ 45	$ 47
5% 9/1/16 (FSA Insured)	1,685	1,829
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/14	4,690	4,718
5% 11/15/15	2,420	2,550
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,125
5% 6/1/19	200	228
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/19	1,305	1,482
5% 4/1/20	1,250	1,436
5% 4/1/21	1,000	1,157
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,391
		218,385
Rhode Island - 0.3%
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,071
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,094
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A:
5% 5/15/18	1,000	1,113
5% 5/15/19	1,500	1,690
		11,968
South Carolina - 0.4%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,373
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B:
5% 12/1/17	2,000	2,262
5% 12/1/20	1,000	1,186
Series 2012 C, 5% 12/1/17	10,535	11,913
		16,734
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/15	$ 680	$ 709
5% 9/1/16	500	542
5% 9/1/17	490	543
Series 2011:
5% 9/1/17	1,100	1,218
5% 9/1/18	1,200	1,350
5% 9/1/19	1,255	1,420
		5,782
Tennessee - 0.6%
Knox County Health Edl. & Hsg. Facilities Series 2012 A:
5% 1/1/19	1,925	2,202
5% 1/1/20	2,500	2,896
5% 1/1/21	2,500	2,921
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,040
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (d)	1,730	1,860
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	1,957
5% 7/1/17	1,100	1,219
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,254
		21,349
Texas - 7.8%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,686
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,053
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,271
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,627
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,371
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,778
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,165
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/14	$ 2,500	$ 2,510
5% 11/1/15	5,000	5,258
Series 2013 F:
5% 11/1/19	2,000	2,352
5% 11/1/20	1,500	1,790
5% 11/1/21	3,000	3,576
5% 11/1/22	5,000	6,006
Dallas Independent School District Series 2014 A, 4% 8/15/16	9,280	9,902
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,852
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	3,927
Grapevine Gen. Oblig. Series 2009, 5% 2/15/16	1,375	1,459
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Health Sys. Proj.) Series 2013 B:
0.34% 6/1/15 (c)	1,465	1,465
0.44% 6/1/16 (c)	1,590	1,592
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/14	1,000	1,006
5% 11/15/16	500	540
Harris County Gen. Oblig.:
Bonds Series 2012 B, 0.63%, tender 8/15/15 (c)	10,470	10,473
Series 2012 A, 0.47% 8/15/15 (c)	1,300	1,301
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (d)	7,380	8,186
Series 2012 A, 5% 7/1/23 (d)	2,000	2,306
Series A:
5% 7/1/15	2,070	2,145
5% 7/1/16	1,080	1,167
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	4,471
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.64%, tender 8/1/16 (c)	9,200	9,205
5% 5/15/22	5,000	5,985
5% 5/15/23	7,000	8,470
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,380
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lewisville Independent School District Series 2009, 5% 8/15/17	$ 1,170	$ 1,308
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,509
Lower Colorado River Auth. Rev.:
Series 2010, 5% 5/15/17	2,805	3,111
5% 5/15/15	2,120	2,184
5% 5/15/15 (Escrowed to Maturity)	5	5
5% 5/15/16	2,355	2,529
5% 5/15/16 (Escrowed to Maturity)	5	5
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,566
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,114
5% 7/1/18	3,030	3,457
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	1,976
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,580	1,740
North Texas Tollway Auth. Rev. Bonds Series 2012 C, 1.95%, tender 1/1/19 (c)	8,500	8,625
Northside Independent School District Bonds:
Series 2011 A, 2%, tender 6/1/19 (c)	6,500	6,634
1%, tender 6/1/16 (c)	20,000	20,182
1.2%, tender 8/1/17 (c)	29,415	29,636
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	1,000	1,164
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2012 A, 2%, tender 12/1/14 (c)	8,370	8,393
Series 2006 A, 5% 2/1/25 (Pre-Refunded to 2/1/16 @ 100)	3,400	3,612
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,171
5% 9/15/21	1,000	1,181
5% 9/15/22	3,440	4,051
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,687
5% 5/15/20	6,000	7,120
5% 5/15/21	5,000	5,973
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	$ 2,220	$ 2,257
5% 2/15/15 (Escrowed to Maturity)	280	285
5% 2/15/16	2,000	2,128
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,311
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	750	885
5% 8/15/23	1,000	1,178
Series 2013:
4% 9/1/18	400	438
5% 9/1/19	655	753
5% 9/1/20	915	1,060
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
5.75% 7/1/18	2,600	2,909
5.75% 7/1/18 (Pre-Refunded to 7/1/16 @ 100)	810	843
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27 (Pre-Refunded to 4/1/16 @ 100)	3,700	3,963
Series 2009 A, 5% 10/1/16	3,400	3,712
Series 2014, 5% 10/1/16	10,645	11,621
Texas Muni. Pwr. Agcy. Rev. Series 2010:
5% 9/1/15	835	870
5% 9/1/16	750	813
Texas Pub. Fin. Auth. Rev. Series 2014 B:
4% 7/1/17	2,100	2,265
4% 7/1/18	2,200	2,297
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	6,300	6,318
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/25	2,200	2,423
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,206
Univ. of Texas Board of Regents Sys. Rev.:
Series 2006 B, 5% 8/15/24 (Pre-Refunded to 8/15/16 @ 100)	5,975	6,494
Series 2010 B, 5% 8/15/21	1,800	2,182
		303,419
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	$ 1,090	$ 1,209
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	5,555	6,005
		7,214
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,334
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,209
Virginia - 0.4%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	668
5% 7/15/21	400	457
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,340	2,699
Virginia Commonwealth Trans. Board Rev. (U.S. Route 58 Corridor Dev. Prog.) Series 2014 B, 5% 5/15/16	2,100	2,258
Virginia Pub. School Auth.:
Series ll, 5% 4/15/16	2,600	2,786
Series Xll, 5% 4/15/16	3,940	4,222
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (c)	2,500	2,556
		15,646
Washington - 2.6%
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	30,000	35,254
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,616
5% 1/1/21	1,865	2,214
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	6,952
5% 12/1/17	2,950	3,324
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (d)	2,500	2,713
Port of Seattle Rev. Series 2010 C:
5% 2/1/16 (d)	2,000	2,118
5% 2/1/17 (d)	2,500	2,739
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,205
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	$ 1,710	$ 1,805
Tacoma Elec. Sys. Rev. Series 2013 A:
4% 1/1/20	5,000	5,612
4% 1/1/21	2,000	2,250
5% 1/1/20	3,000	3,526
5% 1/1/21	1,770	2,101
Washington Gen. Oblig.:
Series 2012 AR, 5% 7/1/18	5,000	5,751
Series 2015 AR, 5% 7/1/18	18,720	21,532
		101,712
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2.25%, tender 9/1/16 (c)(d)	7,000	7,104
Wisconsin - 0.5%
Milwaukee County Arpt. Rev.:
Series 2010 B, 5% 12/1/15 (d)	1,720	1,804
Series 2013 A:
5% 12/1/20 (d)	1,330	1,564
5% 12/1/22 (d)	1,470	1,728
5.25% 12/1/23 (d)	1,540	1,837
Wisconsin Gen. Oblig.:
Series 2005 D, 5% 5/1/19 (Pre-Refunded to 5/1/16 @ 100)	2,260	2,427
Series 2014 B, 5% 5/1/16	2,600	2,789
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,256
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,645
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/15	1,105	1,167
5% 12/15/16	1,440	1,568
5% 12/15/17	1,540	1,723
Series 2012, 5% 10/1/21	1,400	1,651
		21,159
TOTAL MUNICIPAL BONDS (Cost $3,582,657)		3,678,000
Municipal Notes - 1.7%
	Principal Amount (000s)	Value (000s)
Connecticut - 0.2%
New Britain Gen. Oblig. BAN 2% 10/30/14	$ 6,745	$ 6,752
Louisiana - 0.8%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.23% 10/7/14, VRDN (c)	32,000	32,000
New York - 0.7%
Monroe County Gen. Oblig. BAN Series 2014, 1% 7/1/15	17,700	17,757
Oyster Bay Gen. Oblig. TAN Series 2014, 1% 3/27/15	8,300	8,319
		26,076
TOTAL MUNICIPAL NOTES (Cost $64,824)		64,828
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $3,647,481)		3,742,828
NET OTHER ASSETS (LIABILITIES) - 3.2%		123,797
NET ASSETS - 100%		$ 3,866,625
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 2
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $3,647,471,000. Net unrealized appreciation aggregated $95,357,000, of which $98,300,000 related to appreciated investment securities and $2,943,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Michigan Municipal
Income Fund

September 30, 2014

1.807731.110

MIR-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.5%
	Principal Amount	Value
Guam - 1.0%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,101,158
Series 2006 A, 5% 10/1/23	1,000,000	1,023,220
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/16 (c)	950,000	1,005,642
6.25% 10/1/34 (c)	1,000,000	1,119,640
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,382,940
		5,632,600
Michigan - 92.9%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,775,277
Allegan Pub. School District Series 2008, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,652,594
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,431,217
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,465,661
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	1,594,000	1,833,642
Bay City Gen. Oblig. Series 1991, 0% 6/1/15 (AMBAC Insured)	1,725,000	1,696,676
Carman-Ainsworth Cmnty. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,000,000	1,024,390
5% 5/1/17 (FSA Insured)	2,065,000	2,110,513
Carrier Creek Drainage District #326 Series 2005:
5% 6/1/16 (Pre-Refunded to 6/1/15 @ 100)	1,620,000	1,671,565
5% 6/1/25 (Pre-Refunded to 6/1/15 @ 100)	1,775,000	1,831,498
Charles Stewart Mott Cmnty. College Series 2005, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,717,830
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	1,062,761
Chelsea School District Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,767,541
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,886,569
Clarkston Cmnty. Schools Series 2008, 5% 5/1/16 (FSA Insured)	1,855,000	1,984,182
Comstock Park Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,024,390
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	5,963,750
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit School District Series 2012 A, 5% 5/1/24	$ 5,000,000	$ 5,594,100
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,395,077
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,400,000	1,551,564
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,800,000	7,906,002
Series 2006, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	1,122,053
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,310,000	3,459,910
Series 2004 A, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,075,110
Series 2004, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,136,140
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	3,043,305
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	5,092,450
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	1,000,000	1,102,130
5% 10/1/22 (FSA Insured)	1,000,000	1,092,150
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,700,707
Dexter Cmnty. Schools (School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,124,190
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (FSA Insured)	1,225,000	1,286,275
5% 5/1/28 (FSA Insured)	1,250,000	1,310,525
5% 5/1/29 (FSA Insured)	1,275,000	1,334,708
East Lansing School District Gen. Oblig. Series 2005, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,530,000	3,607,166
Farmington Pub. School District Gen. Oblig. Series 2005, 5% 5/1/18 (FSA Insured)	4,500,000	4,612,140
Ferris State Univ. Rev. Series 2005:
5% 10/1/16 (Pre-Refunded to 10/1/14 @ 100)	1,255,000	1,255,000
5% 10/1/17 (Pre-Refunded to 10/1/14 @ 100)	1,320,000	1,320,000
Fraser Pub. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,055,000	1,081,850
5% 5/1/17 (FSA Insured)	1,615,000	1,654,390
Garden City School District:
Series 2005, 5% 5/1/17 (FSA Insured)	1,390,000	1,421,609
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Garden City School District: - continued
Series 2006, 5% 5/1/19 (FSA Insured)	$ 1,205,000	$ 1,270,889
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,387,656
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,540,563
Gibraltar School District Series 2005:
5% 5/1/16 (FSA Insured)	1,230,000	1,257,257
5% 5/1/17 (FSA Insured)	1,230,000	1,257,109
Grand Blanc Cmnty. Schools Series 2013, 4% 5/1/24	4,925,000	5,311,957
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,291,137
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,428,492
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,739,725
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,455,271
5% 5/1/19 (FSA Insured)	1,315,000	1,495,918
Grand Rapids San. Swr. Sys. Rev.:
Series 2005:
5% 1/1/34 (Pre-Refunded to 7/1/15 @ 100)	3,000,000	3,107,520
5.125% 1/1/25 (Pre-Refunded to 7/1/15 @ 100)	2,000,000	2,073,540
Series 2008, 5% 1/1/38	3,320,000	3,557,679
Series 2012, 5% 1/1/37	1,250,000	1,413,788
Series 2014:
5% 1/1/27 (a)	1,300,000	1,560,780
5% 1/1/29 (a)	800,000	945,304
5% 1/1/30 (a)	2,000,000	2,352,540
Grand Rapids Wtr. Supply Sys. Series 2005, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,209,800
Grand Traverse County Hosp. Series 2011 A, 5.375% 7/1/35	2,000,000	2,159,800
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	556,115
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	5,344,100
Series 2009, 5.625% 12/1/29	2,400,000	2,620,440
Series 2014 B:
5% 12/1/25 (a)	500,000	598,630
5% 12/1/26 (a)	1,900,000	2,247,073
5% 12/1/28 (a)	1,800,000	2,094,372
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,073,377
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006: - continued
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,950,000	$ 2,055,378
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	540,580
5.25% 5/1/21 (FSA Insured)	2,000,000	2,273,020
5.25% 5/1/24 (FSA Insured)	2,100,000	2,374,869
Haslett Pub. Schools Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,127,478
Hudsonville Pub. Schools:
Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,026,580
4% 5/1/24	1,220,000	1,320,284
4% 5/1/25	500,000	539,130
5% 5/1/20	1,000,000	1,159,300
5% 5/1/22	600,000	696,216
5.25% 5/1/41	1,750,000	1,910,230
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	2,008,703
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (FSA Insured)	2,250,000	2,366,348
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured)	3,165,000	3,376,612
5.25% 5/1/16 (FSA Insured)	1,500,000	1,613,310
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Metropolitan Hosp. Proj.) Series 2005 A:
6% 7/1/35	1,175,000	1,210,755
6.25% 7/1/40	165,000	169,726
(Spectrum Health Sys. Proj.) Series 2011 A, 5.5% 11/15/25	5,000,000	5,851,400
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,120,720
4% 5/1/22	1,000,000	1,118,330
L'Anse Creuse Pub. Schools:
Series 2005, 5% 5/1/24 (FSA Insured)	1,350,000	1,381,739
Series 2012:
5% 5/1/22	1,500,000	1,766,940
5% 5/1/23	1,500,000	1,746,885
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	5,000,000	5,744,700
Lansing Cmnty. College:
5% 5/1/23	1,135,000	1,338,335
5% 5/1/25	1,540,000	1,798,458
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	$ 1,350,000	$ 1,525,568
5% 5/1/20 (FSA Insured)	1,425,000	1,609,794
5% 5/1/22 (FSA Insured)	1,395,000	1,569,640
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	3,030,000	3,540,828
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2008 I, 6% 10/15/38	5,000,000	5,779,650
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,309,760
Series IA:
5.375% 10/15/41	3,000,000	3,377,820
5.5% 10/15/45	10,000,000	11,184,400
Michigan Fin. Auth. Rev.:
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,340,613
5% 1/1/40	3,000,000	3,163,470
(Trinity Health Sys. Proj.) Series 2010 A, 5% 12/1/27	1,100,000	1,259,467
Series 2012 A:
4.125% 6/1/32	3,000,000	2,899,290
5% 6/1/27	125,000	133,768
5% 6/1/39	12,290,000	12,539,966
Series 2012 B, 5% 7/1/22	2,600,000	2,801,032
Series 2012:
5% 11/15/24	660,000	745,820
5% 11/15/25	1,000,000	1,123,180
5% 11/1/26 (a)	6,425,000	7,325,721
5% 11/15/26	800,000	891,896
5% 11/15/36	6,200,000	6,688,250
5% 11/1/42	2,000,000	2,073,880
5% 11/15/42	4,500,000	4,821,975
Series 2013:
5% 10/1/25	1,255,000	1,505,209
5% 8/15/30	4,105,000	4,450,148
5% 8/15/31	2,310,000	2,488,055
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,572,800
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.):
Series 2006 A:
5% 11/15/14	1,000,000	1,004,860
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
5% 11/15/17	$ 1,000,000	$ 1,079,610
Series 2009, 5.25% 11/15/24	3,000,000	3,415,500
(McLaren Health Care Corp. Proj.):
Series 2008 A, 5.75% 5/15/38	6,890,000	7,662,025
Series 2012 A, 5% 6/1/24	2,765,000	3,173,501
(MidMichigan Obligated Group Proj.) Series 2009 A, 6.125% 6/1/39	3,740,000	4,229,042
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,109,220
(Sparrow Hosp. Obligated Group Proj.) Series 2007:
5% 11/15/17	535,000	586,991
5% 11/15/18	1,725,000	1,872,936
5% 11/15/19	1,000,000	1,076,040
5% 11/15/20	2,000,000	2,139,660
5% 11/15/31	5,000,000	5,159,750
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,000,000	5,822,100
5% 12/1/26	3,725,000	4,033,505
Bonds:
Series 2010 F3, 1.4%, tender 6/29/18 (b)	5,000,000	5,025,450
Series 2010 F4, 1.95%, tender 4/1/20 (b)	5,500,000	5,534,375
Michigan Muni. Bond Auth. Rev.:
(Local Govt. Ln. Prog.):
Series 2007, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,200,392
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,590,379
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	4,225,000	4,548,297
Series 2005, 5% 10/1/23	385,000	446,789
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,969,190
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	4,037,319
(Detroit Edison Co. Proj.) Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	10,820,144
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	1,875,000	2,133,356
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	3,000,000	3,312,960
Series 2011, 5% 11/15/36	2,000,000	2,245,020
Monroe County Hosp. Fin. Auth. Series 2006, 5.375% 6/1/26	3,200,000	3,329,536
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 420,000	$ 455,183
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	530,200
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,774,297
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,390,001
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,206,746
Northville Pub. Schools Series 2005:
5% 5/1/15 (FSA Insured)	1,525,000	1,567,151
5% 5/1/16 (FSA Insured)	1,475,000	1,512,804
5% 5/1/17 (Pre-Refunded to 11/1/14 @ 100)	3,675,000	3,688,855
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,333,601
5% 3/1/25	1,225,000	1,385,818
5% 3/1/26	1,290,000	1,451,147
5% 3/1/37	4,000,000	4,304,680
Series 2013 A:
5% 3/1/25	995,000	1,141,146
5% 3/1/26	1,620,000	1,846,314
5% 3/1/27	815,000	926,916
5% 3/1/38	2,900,000	3,150,618
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,131,695
5.25% 5/1/27 (FSA Insured)	1,135,000	1,267,988
Petoskey Pub. School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,205,256
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.) Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,098,627
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,108,180
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,057,862
5% 5/1/16 (FSA Insured)	1,025,000	1,051,271
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,629,700
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	$ 4,300,000	$ 4,814,323
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,214,264
5% 5/1/38 (FSA Insured)	1,000,000	1,052,760
Rochester Cmnty. School District:
4% 5/1/19	1,375,000	1,532,328
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,708,935
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,291,768
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29 (Pre-Refunded to 9/1/18 @ 100)	1,945,000	2,477,094
8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	3,425,000	4,394,857
Series 2014 D:
5% 9/1/26	1,000,000	1,154,040
5% 9/1/27	1,000,000	1,144,370
5% 9/1/28	1,500,000	1,703,505
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,246,200
Saint Clair County Gen. Oblig. 5% 4/1/26	1,495,000	1,699,725
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,124,661
South Haven Gen. Oblig. Series 2009, 5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,098,860
South Redford School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,154,903
Three Rivers Cmnty. Schools Series 2008, 5% 5/1/16 (FSA Insured)	1,750,000	1,874,758
Troy School District Series 2006:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,027,880
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,071,940
Utica Cmnty. Schools Series 2007, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,027,760
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,002,930
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A:
5% 12/1/24	2,875,000	3,299,609
5% 12/1/25	5,120,000	5,960,909
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Wayne County Arpt. Auth. Rev.: - continued
Series 2011 A, 5% 12/1/21 (c)	$ 5,000,000	$ 5,726,550
Series 2012 A:
5% 12/1/22	2,220,000	2,561,791
5% 12/1/23	2,300,000	2,646,886
Series 2014 C:
5% 12/1/29 (c)	720,000	794,146
5% 12/1/31 (c)	860,000	937,942
5% 12/1/34 (c)	1,655,000	1,776,262
West Ottawa Pub. School District:
Series 2012 A:
5% 5/1/25	4,310,000	4,988,049
5% 5/1/26	2,000,000	2,308,060
Series 2014 1:
5% 5/1/30	725,000	829,328
5% 5/1/32	500,000	566,665
5% 5/1/34	900,000	1,012,149
5% 5/1/35	250,000	280,288
Western Michigan Univ. Rev.:
Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	6,004,046
Series 2014:
5% 11/15/25	320,000	376,090
5% 11/15/26	400,000	467,068
5% 11/15/28	650,000	751,023
5% 11/15/29	750,000	861,668
5% 11/15/30	855,000	977,547
5% 11/15/31	700,000	797,748
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2012, 5% 1/1/23	1,000,000	1,163,320
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,023,160
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	1,922,606
Wyoming Sewage Disp. Sys. Rev. Series 2005, 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,725,000	3,818,870
Zeeland Pub. Schools Series 2005:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,035,000	2,087,401
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	174,347
		517,592,857
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	$ 1,500,000	$ 1,665,390
Series 2009 B, 5% 10/1/25	1,200,000	1,311,132
		2,976,522
TOTAL INVESTMENT PORTFOLIO - 94.5% (Cost $498,745,605)	526,201,979
NET OTHER ASSETS (LIABILITIES) - 5.5%	30,906,193
NET ASSETS - 100%	$ 557,108,172
Security Type Abbreviations
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $498,621,972. Net unrealized appreciation aggregated $27,580,007, of which $28,457,952 related to appreciated investment securities and $877,945 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Minnesota
Municipal Income Fund

September 30, 2014

1.807736.110

MNF-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 101.9%
	Principal Amount	Value
Guam - 0.9%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,500,000	$ 1,534,830
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (c)	800,000	863,120
6.25% 10/1/34 (c)	850,000	951,694
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	1,100,000	1,290,872
		4,640,516
Minnesota - 100.8%
Alexandria Independent School District #206 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2008 A, 5% 2/1/17 (FSA Insured)	1,000,000	1,100,330
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/23	805,000	948,145
5% 2/1/24	1,110,000	1,315,217
5% 2/1/25	1,015,000	1,193,508
5% 2/1/26	1,220,000	1,422,593
5% 2/1/27	1,285,000	1,488,171
5% 2/1/28	1,345,000	1,544,706
5% 2/1/29	1,415,000	1,616,482
5% 2/1/34	1,800,000	2,013,210
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	4,575,000	4,586,895
Burnsville-Eagan-Savage Independent School District #191 Gen. Oblig. (Minnesota School Distric Cr. Enhancement Prog.) Series 2007 A, 5% 2/1/17 (FSA Insured)	525,000	574,849
Chaska Elec. Rev. (Generating Facilities Proj.) Series 2005 A:
5.25% 10/1/20	2,000,000	2,097,620
5.25% 10/1/25	1,955,000	2,047,002
Chaska Independent School District #112 Gen. Oblig.:
(Cr. Enhancement Prog.):
Series 2012 A:
5% 2/1/19	4,090,000	4,735,975
5% 2/1/22	4,975,000	5,927,663
Series 2013 A, 4% 2/1/19	4,550,000	5,077,482
(School Bldg. Proj.) Series 2007 A, 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	825,615
Series 2009 A, 5% 2/1/17	1,000,000	1,100,820
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/23	$ 775,000	$ 921,072
5% 11/1/25	250,000	296,068
5% 11/1/26	500,000	588,305
5% 11/1/27	400,000	467,604
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B:
4% 3/1/16	1,445,000	1,475,446
4% 3/1/17	1,495,000	1,553,544
4% 3/1/18	1,235,000	1,296,429
5% 3/1/30	2,535,000	2,595,282
Elk River Independent School District #728 Series 2006 A, 5% 2/1/19 (FSA Insured)	3,500,000	3,707,200
Hennepin County Gen. Oblig. Series 2010 E, 5% 12/15/20	4,945,000	5,862,001
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2007 A, 5% 12/15/24	1,000,000	1,128,690
Jordan Ind. School District Series 2014 A:
5% 2/1/28	1,000,000	1,172,100
5% 2/1/29	1,000,000	1,166,410
5% 2/1/30	1,245,000	1,445,146
Lakeville Independent School District #194 Series 2012 D:
5% 2/1/18	5,185,000	5,894,982
5% 2/1/20	1,570,000	1,855,630
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007:
5% 5/1/16	1,000,000	1,057,430
5.25% 5/1/24	1,500,000	1,588,440
5.25% 5/1/25	2,000,000	2,110,260
5.25% 5/1/28	3,720,000	3,910,910
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,413,820
Series 2010 A, 5.25% 8/15/25	1,000,000	1,157,440
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	534,520
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	8,500,000	8,600,300
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.: - continued
Series 2005 C, 5% 1/1/31 (Pre-Refunded to 1/1/15 @ 100)	$ 2,090,000	$ 2,114,662
Series 2007 A, 5% 1/1/21	5,000,000	5,469,650
Series 2007 B, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,186,460
Series 2010 D, 5% 1/1/17 (c)	4,155,000	4,551,138
Series 2012 B:
5% 1/1/26	1,250,000	1,475,813
5% 1/1/27	1,500,000	1,753,515
Series 2014 A:
5% 1/1/26 (a)	3,000,000	3,555,630
5% 1/1/28 (a)	4,000,000	4,659,080
5% 1/1/29 (a)	2,150,000	2,489,163
5% 1/1/30 (a)	2,000,000	2,313,760
5% 1/1/31 (a)	2,200,000	2,539,372
Series B, 5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,830,000	3,094,492
Minneapolis Gen. Oblig. Series 2009:
4% 12/1/20	2,800,000	3,005,968
4% 12/1/21	2,330,000	2,499,298
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2005 D, 5% 11/15/34 (AMBAC Insured)	5,120,000	5,189,683
Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	3,500,000	4,038,370
Minnesota 911 Rev.:
(Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/21 (Assured Guaranty Corp. Insured)	2,220,000	2,570,671
5% 6/1/21	2,000,000	2,322,760
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.):
Series 2008 C1:
5% 2/15/16 (Assured Guaranty Corp. Insured)	415,000	437,647
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	4,093,838
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	1,660,000	1,878,971
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,846,125
Series 2008, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,975,000	2,152,000
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21	3,300,000	3,759,261
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Gen. Oblig.: - continued
Series 2010 A, 5% 8/1/27	$ 5,000,000	$ 5,899,500
Series 2010 D:
5% 8/1/21	1,000,000	1,193,980
5% 8/1/22	5,000,000	5,957,550
5% 8/1/23	10,000,000	11,805,100
Series 2011 B:
5% 10/1/24	2,500,000	2,981,875
5% 10/1/30	3,000,000	3,478,530
Series 2013 A, 5% 8/1/25	3,780,000	4,601,167
Series 2013 D, 5% 10/1/23	3,000,000	3,698,610
5% 6/1/21 (Pre-Refunded to 6/1/16 @ 100)	1,415,000	1,523,134
5% 8/1/22	2,545,000	2,837,930
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	55,000	61,692
5% 8/1/24	4,780,000	5,737,434
5% 8/1/24 (Pre-Refunded to 8/1/22 @ 100)	220,000	268,310
5% 11/1/26 (Pre-Refunded to 11/1/16 @ 100)	790,000	865,461
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	1,086,360
(Gustovus Adolphus College Proj.) Series Seven-B:
5% 10/1/22	2,250,000	2,549,858
5% 10/1/23	1,000,000	1,133,270
(Hamline Univ. Proj.) Series Seven-E:
5% 10/1/17	1,565,000	1,678,603
5% 10/1/19	1,000,000	1,101,390
(Macalester College Proj.) Series Six-P:
5% 3/1/21	2,315,000	2,532,124
5% 3/1/22	2,535,000	2,769,589
(St. Olaf College Proj.) Series Six-O, 5% 10/1/15	1,000,000	1,040,090
(Univ. of St. Thomas Proj.):
Series Seven-A, 5% 10/1/39	1,650,000	1,774,245
Series Six-I, 5% 4/1/23	1,000,000	1,059,490
Series Six-X, 5.25% 4/1/39	1,500,000	1,609,695
Series Seven-Q:
5% 10/1/17	495,000	542,342
5% 10/1/18	400,000	446,500
5% 10/1/19	780,000	885,924
5% 10/1/20	1,140,000	1,300,466
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2005, 5.25% 10/1/21	8,450,000	8,833,799
Series 2007, 5.25% 10/1/22	1,000,000	1,115,640
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Muni. Pwr. Agcy. Elec. Rev.: - continued
Series 2014:
5% 10/1/26	$ 620,000	$ 735,816
5% 10/1/27	750,000	880,118
5% 10/1/30	1,000,000	1,157,570
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Series 2005 A, 5% 3/1/21	5,060,000	5,157,203
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2005 A, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,531,511
Series 2009 A:
4% 10/1/17	1,445,000	1,577,507
4% 10/1/18	1,490,000	1,646,718
4% 10/1/19	1,550,000	1,730,250
4% 10/1/20	1,580,000	1,760,515
Series 2011 A, 5% 10/1/30	1,495,000	1,709,757
Series 2013 A:
4% 10/1/18	2,210,000	2,442,448
4% 10/1/19	2,300,000	2,566,294
4% 10/1/20	2,385,000	2,678,999
Minnesota State Gen. Fdg. Rev.:
Series 2012 B:
5% 3/1/27	12,840,000	15,027,412
5% 3/1/28	4,275,000	4,968,704
5% 3/1/29	2,250,000	2,603,610
5% 6/1/27	5,000,000	5,950,700
5% 6/1/38	5,000,000	5,692,150
North Saint Paul-Maplewood-Oakdale Independent School District 622 Series 2006 B:
5% 2/1/17 (FSA Insured)	1,525,000	1,672,407
5% 8/1/17 (FSA Insured)	1,575,000	1,730,705
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2010 A1:
5% 1/1/19	3,010,000	3,437,571
5% 1/1/20	2,100,000	2,424,576
Series 2013 A:
5% 1/1/23	850,000	989,502
5% 1/1/24	650,000	756,678
5% 1/1/25	975,000	1,131,117
5% 1/1/31	1,740,000	1,945,250
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.: - continued
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	$ 3,180,000	$ 3,587,199
Northfield Hosp. Rev. Series 2006:
5.375% 11/1/26	1,000,000	1,038,450
5.5% 11/1/16	1,025,000	1,089,647
Owatonna Pub. Utils. Commission Pub. Utils. Rev. Series 2003, 5% 1/1/15 (AMBAC Insured)	370,000	371,269
Ramsey County Gen. Oblig. Series 2012 B:
5% 2/1/19	1,585,000	1,847,730
5% 2/1/20	1,635,000	1,937,982
5% 2/1/21	1,350,000	1,622,444
Rochester Elec. Util. Rev.:
Series 2007 C, 5% 12/1/30	2,000,000	2,158,040
Series 2013 B:
5% 12/1/26	570,000	680,346
5% 12/1/27	275,000	325,531
5% 12/1/28	275,000	323,579
5% 12/1/43	1,000,000	1,135,110
Rochester Gen. Oblig. Series 2012 A, 5% 2/1/23	4,400,000	5,295,444
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	4,000,000	4,434,560
(Mayo Foundation Proj.) Series 2006, 5% 11/15/36	2,000,000	2,094,620
(Olmsted Med. Ctr. Proj.) Series 2013:
5% 7/1/17	650,000	714,623
5% 7/1/18	685,000	765,597
5% 7/1/21	790,000	902,370
5% 7/1/22	350,000	399,599
5% 7/1/24	300,000	344,094
5% 7/1/27	245,000	278,195
5% 7/1/28	225,000	254,203
5% 7/1/33	1,225,000	1,357,459
Bonds:
(Mayo Clinic Proj.):
Series 2011, 4%, tender 11/15/18 (b)	2,475,000	2,757,794
Series B, 4%, tender 11/15/18 (b)	3,000,000	3,342,780
(Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (b)	1,100,000	1,276,011
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2010 A, 5.125% 5/1/30	5,000,000	5,590,850
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Proj.) Series 2005, 5.25% 11/15/14	515,000	517,565
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Paul Port Auth. Series 2007-2, 5% 3/1/37	$ 1,500,000	$ 1,585,020
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	2,047,760
(Regions Hosp. Package Proj.) Series 2007-1:
5% 8/1/15	480,000	487,661
5% 8/1/16	500,000	513,780
Series 2013, 5% 12/1/21	4,900,000	5,876,129
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/23	1,895,000	2,251,317
5% 9/1/24	1,000,000	1,194,970
5% 9/1/25	1,345,000	1,585,486
5% 9/1/26	575,000	671,876
5% 9/1/28	1,000,000	1,161,970
5% 9/1/34	1,000,000	1,124,680
Shakopee Independent School District #720:
Series 2012, 5% 2/1/21	1,000,000	1,191,870
Series 2013 A:
5% 2/1/19	2,940,000	3,413,781
5% 2/1/22	1,700,000	2,037,008
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,210,000	5,823,428
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	12,780,797
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165,000	2,202,618
Series 2009 A:
5.25% 1/1/30	2,000,000	2,209,900
5.5% 1/1/24	500,000	569,760
0% 1/1/18 (AMBAC Insured)	125,000	120,396
Spring Lake Park Independent School District #16 Series 2006 A, 5% 2/1/29 (FSA Insured)	4,000,000	4,219,760
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C:
5.5% 7/1/17	535,000	598,767
5.75% 7/1/30	3,715,000	4,099,057
Series 2009, 5.75% 7/1/39	9,000,000	9,952,200
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Allina Health Sys. Proj.):
Series 2007 A:
5% 11/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 240,000	$ 252,816
5% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,310,126
Series 2009 A1, 5.25% 11/15/29	3,000,000	3,431,040
(Gillette Children's Speciality Healthcare Proj.) 5% 2/1/16	1,460,000	1,463,314
(HealthPartners Oblig. Group Proj.) Series 2006:
5% 5/15/15	250,000	255,973
5% 5/15/16	345,000	364,268
5.25% 5/15/17	590,000	638,103
5.25% 5/15/26	1,000,000	1,064,210
5.25% 5/15/36	1,000,000	1,050,190
Series 2007 A, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,939,021
Series 2009 A2, 5.5% 11/15/24	2,000,000	2,355,320
Univ. of Minnesota Gen. Oblig.:
Series 2009 A:
5% 4/1/23	200,000	229,656
5.125% 4/1/34	1,000,000	1,117,700
5.25% 4/1/29	1,000,000	1,152,050
Series 2009 C:
5% 12/1/17	1,000,000	1,135,540
5% 12/1/21	1,000,000	1,156,000
Series 2011 D:
5% 12/1/23	1,180,000	1,406,383
5% 12/1/26	1,020,000	1,201,580
5% 12/1/36	1,000,000	1,132,110
Univ. of Minnesota Spl. Purp. Rev.:
(Biomedical Science Research Facilities Fdg. Prog.) Series 2013 C, 5% 8/1/38	5,275,000	5,973,938
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,431,792
(State Supported Stadium Proj.) Series 2006:
5% 8/1/20	6,625,000	7,174,345
5% 8/1/29	4,000,000	4,290,520
Series 2010 A, 5% 8/1/25	1,800,000	2,132,604
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	445,394
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Wayzata Independent School District #284 Series 2004 B, 5% 2/1/16 (FSA Insured)	$ 1,005,000	$ 1,020,899
West Saint Paul Independent School District #197 Series 2012 A, 4% 2/1/24	3,530,000	3,917,382
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 1977 A, 6.375% 1/1/16 (Escrowed to Maturity)	330,000	335,132
Series 2012 A:
5% 1/1/26	5,000,000	5,909,550
5% 1/1/27	2,150,000	2,518,424
5% 1/1/30	1,000,000	1,155,350
Series 2014 A:
5% 1/1/31	1,750,000	2,044,508
5% 1/1/40	1,500,000	1,706,805
5% 1/1/46	5,000,000	5,646,750
		505,209,260
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	1,000,000	1,092,610
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $488,232,433)	510,942,386
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(9,446,498)
NET ASSETS - 100%	$ 501,495,888
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $488,205,659. Net unrealized appreciation aggregated $22,736,727, of which $23,541,015 related to appreciated investment securities and $804,288 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income Fund

September 30, 2014

1.807726.110

HIY-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/32 (a)	$ 3,500	$ 3,450
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	5,600	5,696
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	3,442
		12,588
Arizona - 1.9%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	2,670	3,070
5.25% 10/1/20 (FSA Insured)	8,000	9,280
5.25% 10/1/26 (FSA Insured)	2,570	2,936
5.25% 10/1/28 (FSA Insured)	8,345	9,234
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	2,000	2,168
Series 2007 B, 1.0446% 1/1/37 (c)	3,000	2,670
Series 2008 D:
5.5% 1/1/38	12,000	12,932
6% 1/1/27	2,600	2,944
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	5,800	6,706
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,768
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	1,580	1,769
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series 1990 A, 7% 12/1/16 (Escrowed to Maturity)	2,000	2,106
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	3,600	3,992
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	4,800	5,106
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000	15,618
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C:
5% 7/1/22	1,000	1,185
5% 7/1/23	2,000	2,352
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/22	1,500	1,769
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.: - continued
Series 2012 A:
5% 7/1/24	$ 1,140	$ 1,347
5% 7/1/26	1,000	1,171
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	4,117
5.5% 12/1/29	7,900	9,569
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	845	903
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39	3,000	3,420
		108,132
California - 18.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	2,800	3,258
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	2,393
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	6,350	7,641
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	3,531
California Econ. Recovery Series 2009 A, 5% 7/1/22	7,500	8,094
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.) Series 2001 A:
0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,140	2,102
0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,976
0% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,572
0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,944
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (b)(c)	22,700	24,238
Series 2007, 5.625% 5/1/20	120	121
5% 3/1/19	1,800	2,068
5% 8/1/19	8,310	9,159
5% 8/1/20	5,355	5,905
5% 10/1/22	2,300	2,700
5% 11/1/22	3,100	3,506
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 12/1/22	$ 6,800	$ 7,715
5% 11/1/24	1,600	1,804
5% 3/1/26	5,100	5,411
5% 6/1/27 (AMBAC Insured)	4,100	4,132
5% 9/1/27	10,500	11,366
5% 9/1/31	22,500	24,247
5% 9/1/32	24,995	26,906
5% 9/1/33	19,115	20,538
5% 9/1/35	4,050	4,345
5.25% 9/1/23	24,300	29,304
5.25% 12/1/33	160	161
5.25% 4/1/35	12,000	13,861
5.25% 3/1/38	9,000	9,850
5.25% 11/1/40	3,200	3,658
5.5% 8/1/27	14,700	17,135
5.5% 4/1/28	10	10
5.5% 8/1/29	9,850	11,349
5.5% 4/1/30	5	5
5.5% 3/1/40	5,900	6,739
5.6% 3/1/36	2,550	2,983
5.75% 4/1/31	5,020	6,004
6% 3/1/33	23,800	29,332
6% 4/1/38	19,600	23,297
6% 11/1/39	10,020	12,118
6.5% 4/1/33	7,900	9,696
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	1,115	1,151
Series 2008 L, 5.125% 7/1/22	2,555	2,637
Series 2009 E, 5.625% 7/1/25	10,000	11,467
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	6,800	7,756
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	12,500	14,536
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	14,000	14,398
(Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/27	6,730	7,907
5% 6/1/28	6,175	7,203
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	$ 4,575	$ 4,777
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	6,000	6,182
(Monterey Bay Campus Library Proj.) Series 2009 D, 6.25% 4/1/34	7,280	8,590
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	3,515	3,861
5% 3/1/22	1,695	1,855
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,825	3,299
(Univ. Proj.) Series 2011 B, 5.25% 10/1/26	2,515	2,967
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/27	10,000	11,498
5.25% 10/1/26	5,000	5,977
Series 2012 A:
5% 4/1/25	4,700	5,481
5% 4/1/26	13,495	15,648
Series 2012 G, 5% 11/1/25	4,000	4,692
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	4,100	4,854
5% 12/1/23	7,355	8,627
Series 2005 B:
5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,649
5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	2,994
Series 2005 H:
5% 6/1/17	5,000	5,150
5% 6/1/18	10,300	10,615
Series 2005 J, 5% 1/1/17	6,105	6,445
Series 2009 G1, 5.75% 10/1/30	2,500	2,905
Series 2009 I:
6.125% 11/1/29	1,600	1,917
6.375% 11/1/34	4,600	5,501
Series 2010 A, 5.75% 3/1/30	4,900	5,726
California State Univ. Rev. Series 2009 A, 6% 11/1/40	5,000	5,887
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,000	5,528
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	11,700	13,985
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
Series 2005 A, 5.25% 7/1/24	$ 2,630	$ 2,552
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,380	9,445
Encinitas Union School District Series 1996:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,101
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	2,383
Fontana Unified School District Gen. Oblig. 5% 5/1/19 (Assured Guaranty Corp. Insured)	1,300	1,527
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	22,145	22,542
5% 6/1/45	5,305	5,400
5% 6/1/45 (FSA Insured)	445	452
Long Beach Unified School District Series A:
5.5% 8/1/28	3,810	4,390
5.5% 8/1/29	2,000	2,295
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	7,000	8,404
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,036
5% 9/1/19 (AMBAC Insured)	2,545	2,636
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2005 A1, 5% 7/1/35	4,000	4,109
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/23	5,335	6,299
5% 3/1/27	2,000	2,277
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	9,715	11,347
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,000	3,310
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	2,563
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,592
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	3,410
Oakland Gen. Oblig.:
Series 2009 B, 6% 1/15/34	2,500	2,848
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Gen. Oblig.: - continued
Series 2012:
5% 1/15/26	$ 4,535	$ 5,103
5% 1/15/28	4,345	4,823
5% 1/15/29	5,370	5,929
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/22	2,320	2,743
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	4,190	4,838
5% 2/1/24	8,200	9,428
Port of Oakland Rev.:
Series 2007 B, 5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	7,840
Series 2012 P:
5% 5/1/23 (f)	6,455	7,534
5% 5/1/24 (f)	9,900	11,421
Series C, 5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,650	7,459
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	2,372
Series B:
0% 8/1/37	7,800	2,862
0% 8/1/38	10,200	3,566
0% 8/1/39	20,100	6,610
0% 8/1/40	3,000	939
0% 8/1/41	13,610	3,997
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/42 (FSA Insured)	2,975	2,973
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	4,200	2,531
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/26	10,000	11,799
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,800	3,011
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/25	10,425	12,127
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	3,600	1,619
0% 7/1/39	9,650	3,351
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District: - continued
Series 2008 C: - continued
0% 7/1/41	$ 21,370	$ 6,743
Series 2008 E:
0% 7/1/47 (a)	7,400	3,376
0% 7/1/49	25,500	5,396
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2014 A, 5% 5/1/44 (f)	12,800	14,045
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	3,882
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27	4,610	5,416
5% 6/1/30	16,190	18,750
5% 6/1/31	11,785	13,590
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	6,375	7,461
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	5,150	5,661
Series 2010 B, 0% 8/1/47	18,400	4,409
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	3,827
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000	10,913
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,526
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	490	508
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	45,225	49,589
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34 (Pre-Refunded to 10/15/14 @ 100)	1,500	1,503
Union Elementary School District:
Series A, 0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,606
Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,212
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	4,000	4,390
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series B:
5.5% 5/15/15 (AMBAC Insured)	$ 1,890	$ 1,896
5.5% 5/15/17 (AMBAC Insured)	2,545	2,551
Series 2009 O:
5.25% 5/15/39	2,400	2,754
5.75% 5/15/30	12,000	14,231
Val Verde Unified School District Ctfs. of Prtn. Series B, 5% 1/1/30 (FGIC Insured)	1,495	1,507
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,100	5,887
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/38	4,500	5,247
Washington Township Health Care District Rev.:
Series 2007 A:
5% 7/1/18	1,185	1,282
5% 7/1/27	1,840	1,914
Series 2009 A, 5.75% 7/1/24	1,750	1,943
Series 2010 A, 5.5% 7/1/38	3,815	4,044
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	3,850	4,324
Series 2012:
5% 8/1/24	3,625	4,257
5% 8/1/25	10,000	11,667
		1,045,939
Colorado - 0.9%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Pre-Refunded to 11/1/15 @ 100)	2,475	2,603
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	2,600	2,742
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	5,800	5,259
0% 7/15/22 (Escrowed to Maturity)	15,700	13,282
Colorado Health Facilities Auth. Rev. (Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,212
5% 9/1/22	1,500	1,598
Denver City & County Arpt. Rev.:
Series 2007 E, 5% 11/15/32 (AMBAC Insured)	2,500	2,722
Series 2011 A, 5% 11/15/15 (f)	3,000	3,157
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,500	$ 3,470
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,075	10,341
Series 2010 A, 0% 9/1/41	9,600	2,891
Series 2010 C, 5.375% 9/1/26	1,000	1,104
		50,381
District Of Columbia - 1.3%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	8,140	9,312
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/17 (FSA Insured)	1,700	1,891
Series B, 4.75% 6/1/32	2,200	2,352
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	23,535	26,033
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/33 (Assured Guaranty Corp. Insured)	15,000	6,335
0% 10/1/34 (Assured Guaranty Corp. Insured)	15,000	5,995
0% 10/1/35 (Assured Guaranty Corp. Insured)	33,975	12,837
0% 10/1/39 (Assured Guaranty Corp. Insured)	5,030	1,518
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A:
5.125% 7/1/32	1,000	1,136
5.25% 7/1/27	4,390	5,061
5.25% 7/1/28	3,000	3,455
		75,925
Florida - 9.0%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6.05% 11/15/16 (Escrowed to Maturity)	2,985	3,021
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,768
Brevard County School Board Ctfs. of Prtn. Series 2007 B:
5% 7/1/24 (AMBAC Insured)	1,365	1,490
5% 7/1/25 (AMBAC Insured)	3,540	3,860
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/25	5,215	6,003
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn.:
Series 2007 A:
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,660	$ 4,079
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	4,073
Series 2012 A:
5% 7/1/23	21,020	24,585
5% 7/1/27	5,695	6,443
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	8,500	9,472
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	7,500	8,054
Series 2011 A1:
5% 6/1/19	1,715	1,981
5% 6/1/20	3,000	3,500
Series 2012 A1, 5% 6/1/21	8,400	9,867
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	24,450	28,066
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,028
5.25% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,342
Escambia County Utils. Auth. Util. Sys. Rev. Series 1992 B, 6.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985	2,001
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	12,400	14,772
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	4,500	5,001
Series 2011 E, 5% 6/1/24	6,600	7,829
Series 2011 F, 5% 6/1/23	6,070	7,238
Series A, 5.5% 6/1/38	2,000	2,258
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,106
5% 10/1/17	2,130	2,213
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,479
5% 7/1/18	3,320	3,437
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	$ 5,700	$ 6,161
Florida Gen. Oblig.:
Series 2008 A, 5.25% 7/1/37	3,000	3,335
Series 2011 B, 5% 7/1/23	10,175	12,148
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	3,100	3,562
Series 2009 A, 6.25% 10/1/31	3,000	3,525
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Series 2003, 5.25% 1/15/20	1,950	1,958
Gulf Breeze Util. Sys. Rev. Series 2004, 5% 10/1/16 (AMBAC Insured)	1,010	1,013
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/15	1,000	1,054
5% 11/15/17	1,200	1,262
5% 11/15/22	1,000	1,049
Series 2005 B:
5% 11/15/15	875	922
5% 11/15/15 (Escrowed to Maturity)	125	132
5% 11/15/16	1,040	1,093
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	150	158
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	485	511
Series 2006 G:
5% 11/15/14	1,285	1,293
5% 11/15/14 (Escrowed to Maturity)	45	45
5% 11/15/15	965	1,017
5% 11/15/15 (Escrowed to Maturity)	35	37
5% 11/15/16	1,020	1,114
5.125% 11/15/17	2,750	3,014
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100)	95	104
5.125% 11/15/18	965	1,059
5.125% 11/15/19	1,930	2,119
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100)	70	77
Series 2008 B, 6% 11/15/37	11,000	12,633
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	2,127
5% 7/1/18	2,125	2,329
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Indl. Dev.: - continued
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	$ 8,525	$ 8,877
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	4,900	6,487
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/24	5,500	6,557
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (FSA Insured)	1,000	1,158
5% 6/1/28 (FSA Insured)	1,000	1,150
5% 6/1/30 (FSA Insured)	1,650	1,876
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (f)	5,260	5,800
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012, 5% 11/15/23	2,000	2,288
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,022
Miami-Dade County Aviation Rev.:
Series 2010 A:
5.375% 10/1/41	5,800	6,456
5.5% 10/1/30	3,000	3,484
Series 2012 A:
5% 10/1/23 (f)	7,500	8,634
5% 10/1/24 (f)	9,050	10,370
5% 10/1/30 (f)	6,095	6,750
5% 10/1/31 (f)	2,500	2,754
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	3,750	4,323
Miami-Dade County Expressway Auth. Series 2014 B:
5% 7/1/26 (b)	2,500	2,952
5% 7/1/27 (b)	1,750	2,053
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A:
5% 8/1/17 (AMBAC Insured)	3,500	3,906
5% 8/1/18 (AMBAC Insured)	4,000	4,540
5% 8/1/20 (AMBAC Insured)	2,500	2,825
5% 8/1/21 (AMBAC Insured)	5,095	5,750
5% 8/1/22 (AMBAC Insured)	3,325	3,740
Series 2011 B, 5.625% 5/1/31	6,600	7,484
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/24	$ 2,255	$ 2,672
5% 7/1/42	1,900	2,088
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (Pre-Refunded to 10/1/15 @ 100)	1,000	1,050
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	1,350	1,489
5.25% 12/1/37 (AMBAC Insured)	1,365	1,473
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	5,030	5,564
Series 2012 A, 5% 10/1/42	14,700	15,713
Series 2012 B, 5% 10/1/42	5,900	6,306
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	5,263
Orange County School Board Ctfs. of Prtn. Series A, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,940	3,051
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/22	2,500	3,018
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B, 5% 10/1/33	3,700	4,161
Series 2012 A:
5% 10/1/23	2,300	2,819
5% 10/1/25	1,100	1,371
Series 2013 A, 5% 10/1/25	4,800	5,984
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/22	670	763
5% 12/1/23	1,000	1,139
5% 12/1/24	750	856
5% 12/1/25	500	568
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B:
4% 8/1/20	5,000	5,606
5% 8/1/20	6,010	7,106
5% 8/1/24	3,500	4,241
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	11,100	13,097
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A, 5% 10/1/30 (FSA Insured)	3,105	3,240
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Plant City Util. Sys. Rev. 6% 10/1/15 (Escrowed to Maturity)	$ 960	$ 986
Polk County Pub. Facilities Rev. 5% 12/1/33 (Pre-Refunded to 12/1/15 @ 100)	2,000	2,111
Port Orange Gen. Oblig. 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015	2,115
Seminole County School Board Ctfs. of Prtn. Series 2005 A:
5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,700
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,801
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A, 6.25% 4/1/39	3,300	3,699
Series 2010:
5% 10/1/25	4,140	4,546
5.25% 10/1/34	3,500	3,780
St. Johns County School Board 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,514
St. Petersburg Pub. Util. Rev. Series 2009 A, 5.5% 10/1/37	7,000	8,243
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (Escrowed to Maturity)	985	1,057
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/23	8,080	9,237
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/22	2,300	2,709
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,842
5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,275	3,299
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690	2,759
5.25% 7/1/16 (AMBAC Insured)	2,830	2,924
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/25	1,775	2,117
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	2,065
		509,195
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - 3.3%
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A:
6% 11/1/25	$ 9,785	$ 11,903
6.25% 11/1/39	10,800	12,788
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (c)	8,100	8,179
2.2%, tender 4/2/19 (c)	3,000	3,052
2.2%, tender 4/2/19 (c)	300	305
2.2%, tender 4/2/19 (c)	6,500	6,612
2.2%, tender 4/2/19 (c)	4,100	4,171
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	10,200	8,933
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	7,745	8,383
6.125% 9/1/40	9,310	9,943
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	3,000	3,415
5.25% 10/1/41	5,600	6,333
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/23	1,500	1,768
5% 1/1/24	6,500	7,643
Georgia Gen. Oblig. Series 2007 E, 5% 8/1/22	575	644
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	7,700	9,114
Series GG, 5% 1/1/22	4,000	4,767
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	3,425	3,996
5% 10/1/23	4,000	4,642
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	2,209
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,500	9,740
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014:
5% 4/1/25 (b)	3,500	3,939
5% 4/1/30 (b)	1,200	1,318
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity)	5,615	4,918
Series C, 0% 12/1/21 (Escrowed to Maturity)	19,400	16,991
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	$ 13,550	$ 14,698
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	18,045	15,804
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,651
		187,859
Hawaii - 0.2%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,430	1,478
5.25% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,205	3,447
State of Hawaii Dept. of Trans. Series 2013:
5.25% 8/1/24 (f)	2,000	2,371
5.25% 8/1/25 (f)	2,500	2,955
		10,251
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,355	5,063
6.75% 11/1/37	4,300	4,970
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	2,190	2,528
		12,561
Illinois - 17.5%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,810	1,490
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	1,523
Chicago Board of Ed.:
Series 1999 A, 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,200	3,104
Series 2011 A, 5.5% 12/1/39	7,900	8,285
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,700	2,680
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,200	4,236
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
(City Colleges Proj.) 0% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 20,000	$ 19,959
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/33 (AMBAC Insured)	2,100	2,101
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,445	1,446
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	435	436
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,950	13,569
Series 2008 C, 5% 1/1/34	1,500	1,517
Series 2009 A:
5% 1/1/22	3,400	3,629
5% 1/1/27 (FSA Insured)	5,200	5,527
Series 2011 A, 5% 1/1/40	11,260	11,307
Series 2012 A:
5% 1/1/33	15,200	15,532
5% 1/1/34	2,440	2,484
Series 2012 C, 5% 1/1/23	1,200	1,303
Series A, 5% 1/1/42 (AMBAC Insured)	40	40
5% 1/1/34	3,000	3,067
5% 1/1/35	15,000	15,322
5% 1/1/36	11,555	11,786
Chicago Midway Arpt. Rev. Series 2014 A:
5% 1/1/27 (f)	10,330	11,631
5% 1/1/28 (f)	14,950	16,720
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/16 (FSA Insured)	6,800	7,175
Series 2011 C, 6.5% 1/1/41	19,600	23,802
Series 2013 B, 5% 1/1/27	11,275	12,822
Series 2013 D, 5% 1/1/27	1,000	1,137
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/40	7,700	8,342
Series 2013 A:
5.5% 1/1/33	2,500	2,881
5.75% 1/1/38	5,600	6,496
Series 2014 B:
5% 1/1/26	1,500	1,735
5% 1/1/27	3,210	3,691
5% 1/1/28	2,500	2,860
Series 2014 C, 5% 1/1/26	1,865	2,158
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	13,000	14,448
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21	$ 2,600	$ 2,788
Series 2008 A:
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	2,425	2,596
5.25% 6/1/25 (Assured Guaranty Corp. Insured)	3,495	3,722
5% 6/1/20 (AMBAC Insured)	5,610	6,043
5% 6/1/20 (Pre-Refunded to 12/1/16 @ 100)	1,390	1,526
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	7,555	7,344
Cook County Forest Preservation District:
(Ltd. Tax Proj.) Series 2012 B, 5% 12/15/37	2,500	2,700
Series 2012 A, 5% 11/15/22	2,000	2,357
Series 2012 C, 5% 12/15/37	1,000	1,080
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/33	19,775	21,348
Series 2010 G, 5% 11/15/25	3,400	3,789
Series 2012 C:
5% 11/15/24	9,400	10,760
5% 11/15/25	15,070	17,122
Series B, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,874
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	6,665	6,401
Franklin Park Village Cook County Gen. Oblig. Series B, 5% 7/1/18 (AMBAC Insured)	1,450	1,451
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,331
5.5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,216
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	3,932
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	29,680	24,069
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	3,860	4,093
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.):
Series 2008 D, 6.5% 11/1/38	4,300	4,970
Series 2010 A, 5.5% 4/1/44	3,000	3,329
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	$ 6,500	$ 7,028
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	7,800	8,117
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	2,078
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	2,985	3,080
6% 2/1/28 (AMBAC Insured)	2,855	3,124
(Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300	1,325
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	10,102
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	12,615	13,361
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	4,020	4,560
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	25,230	28,795
5.375% 5/15/30	6,100	6,820
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	13,500	15,328
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	8,200	9,216
Series 2009 D, 6.625% 11/1/39	8,000	8,991
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	19,325	21,197
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,645	1,734
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	5,900	6,312
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/16 (Assured Guaranty Corp. Insured)	5,385	5,719
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	5,550	6,296
Series 2008 A:
5.625% 1/1/37	27,920	30,186
6% 2/1/24	300	332
6.25% 2/1/33 (AMBAC Insured)	300	328
Series 2009 A, 7.25% 11/1/38	7,605	8,939
Series 2009:
6.875% 8/15/38	430	494
7% 8/15/44	15,955	18,356
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2010 A:
5.5% 8/15/24	$ 2,860	$ 3,180
5.75% 8/15/29	2,320	2,560
Series 2010:
5.25% 5/1/25	7,000	8,159
5.25% 8/15/36	695	738
Series 2012 A, 5% 5/15/22	2,120	2,458
Series 2012:
4% 9/1/32	7,460	6,832
5% 9/1/38	23,950	24,933
5% 11/15/43	4,395	4,675
Series 2013:
5% 11/15/28	2,875	3,160
5% 11/15/29	1,400	1,533
5% 5/15/43	10,000	10,391
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	4,200	4,658
5.5% 1/1/31	3,000	3,406
Series 2010:
5% 1/1/21 (FSA Insured)	2,600	2,860
5% 1/1/23 (FSA Insured)	6,600	7,159
Series 2012 A, 5% 1/1/33	4,700	4,894
Series 2012:
5% 8/1/19	2,500	2,789
5% 8/1/21	2,000	2,230
5% 3/1/23	4,000	4,350
5% 8/1/23	3,900	4,282
5% 3/1/35	2,000	2,075
5% 3/1/37	1,000	1,031
Series 2014:
5% 2/1/23	4,400	4,830
5.25% 2/1/30	9,000	9,766
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	3,000	3,148
(Lutheran Gen. Health Care Sys. Proj.) Series C, 6% 4/1/18	3,000	3,248
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	5,119
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	13,500	15,054
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
5% 6/15/19	$ 2,900	$ 2,996
5% 12/15/19	1,000	1,033
Kane & DeKalb Counties Cmnty. Unit School District #302 5.5% 2/1/25 (FSA Insured)	3,000	3,176
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	3,350	3,202
0% 12/1/17 (Escrowed to Maturity)	350	341
0% 12/1/21 (AMBAC Insured)	3,095	2,522
0% 12/1/21 (Escrowed to Maturity)	1,905	1,663
6.5% 1/1/20 (AMBAC Insured)	2,755	3,389
6.5% 1/1/20 (Escrowed to Maturity)	4,645	5,852
6.5% 1/1/20 (Escrowed to Maturity)	465	586
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/14 (Escrowed to Maturity)	630	630
0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	1,369
0% 12/1/16 (Escrowed to Maturity)	585	578
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,905	1,866
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	6,534
McHenry & Kane Counties Cmnty. Consolidated School District #158:
Series 2004, 0% 1/1/24 (FSA Insured)	4,300	3,064
0% 1/1/19	2,955	2,673
0% 1/1/19 (Escrowed to Maturity)	45	43
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	3,102
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,935	2,620
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,932
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,600	15,828
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition: - continued
(McCormick Place Expansion Proj.): - continued
Series 2002 A: - continued
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,445	$ 1,561
Series 2002 B, 5.5% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,208
Series 2010 B1:
0% 6/15/43 (FSA Insured)	45,400	10,729
0% 6/15/44 (FSA Insured)	53,800	12,056
0% 6/15/45 (FSA Insured)	27,900	5,874
0% 6/15/46 (FSA Insured)	6,250	1,243
0% 6/15/47 (FSA Insured)	16,540	3,116
Series 2012 B:
0% 12/15/41	17,400	4,376
0% 12/15/51	16,200	2,348
5% 6/15/52	17,900	18,917
Series A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,003
Series 1996 A, 0% 6/15/24	3,060	2,128
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155	1,893
0% 6/15/15	7,915	7,860
0% 6/15/15 (Escrowed to Maturity)	5,355	5,346
0% 6/15/15 (Escrowed to Maturity)	1,730	1,727
Quincy Hosp. Rev. Series 2007:
5% 11/15/14	1,000	1,005
5% 11/15/16	1,200	1,300
5% 11/15/18	1,000	1,106
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,300	1,446
5% 10/1/18	1,435	1,609
5% 10/1/20	1,290	1,443
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,270	15,741
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	7,055
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	4,198
Series 2009 A, 5.75% 4/1/38	7,805	9,024
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev.: - continued
Series 2010 A:
5% 4/1/25	$ 5,125	$ 5,799
5.25% 4/1/30	3,200	3,619
Series 2013:
6% 10/1/42	4,600	5,186
6.25% 10/1/38	4,530	5,223
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	1,995	1,994
0% 11/1/16 (Escrowed to Maturity)	1,615	1,599
0% 11/1/16 (FSA Insured)	4,885	4,789
0% 11/1/17 (FSA Insured)	3,200	3,080
0% 11/1/19 (Escrowed to Maturity)	675	634
0% 11/1/19 (FSA Insured)	4,325	3,900
		991,552
Indiana - 3.2%
Avon 2000 Cmnty. School Bldg. Corp. Series 2005, 5% 7/15/17 (Pre-Refunded to 7/15/15 @ 100)	2,835	2,943
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	6,471
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29	2,510	2,631
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	895	919
5% 7/15/24 (Pre-Refunded to 7/15/15 @ 100)	470	488
5.25% 7/15/17 (Pre-Refunded to 7/15/15 @ 100)	1,885	1,960
GCS School Bldg. Corp. One 5% 7/15/22 (Pre-Refunded to 7/15/15 @ 100)	1,545	1,603
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,900	31,876
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (c)(f)	3,500	3,640
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 C, 5.375% 11/1/32	7,815	8,560
Series 2009 A, 5.25% 11/1/39	5,300	5,805
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	8,000	8,770
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
Series 2012:
5% 3/1/30	$ 3,900	$ 4,250
5% 3/1/41	7,070	7,543
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B, 5% 2/15/15	1,500	1,527
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	11,200	12,001
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) Series 1993, 7% 8/15/15 (FSA Insured)	435	444
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	7,700	7,840
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2011 A:
5% 1/1/22	2,000	2,346
5% 1/1/23	1,800	2,092
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,522
Indiana State Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.) Series 2012 A, 5% 10/1/26	2,545	2,975
Series 2011 A, 5.25% 10/1/25	1,750	2,057
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	6,470	6,358
0% 6/1/18 (AMBAC Insured)	1,700	1,604
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (f)	1,525	1,610
5% 1/1/17 (AMBAC Insured) (f)	1,700	1,817
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,314
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 7/15/18	400	443
5% 1/15/30	24,540	27,922
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/24	1,150	1,333
5% 7/1/25	1,000	1,159
5% 7/1/26	1,325	1,533
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B: - continued
5% 7/1/29	$ 670	$ 773
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	6,106
Westfield Washington Multi-School Bldg. Corp.:
Series 2005 A, 5% 7/15/18 (Pre-Refunded to 1/15/15 @ 100)	890	902
5% 7/15/18	610	617
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,309
		180,063
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	4,800	5,369
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	10,600	11,829
Leavenworth County Unified School District #453 Gen. Oblig. Series 2009 A, 5.25% 9/1/24 (Pre-Refunded to 9/1/19 @ 100)	1,575	1,882
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	4,800	4,785
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,257
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,149
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,289
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18 (Escrowed to Maturity)	1,300	1,461
5% 11/15/17 (Escrowed to Maturity)	2,500	2,835
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A:
5% 9/1/23	1,860	2,144
5% 9/1/25	4,000	4,587
		33,218
Kentucky - 0.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/22	1,355	1,485
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/16	$ 9,410	$ 10,113
5% 8/15/17	3,650	4,039
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	4,000	4,366
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	5,000	5,228
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,900	3,256
5.75% 10/1/38	7,410	8,442
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	3,000	3,429
		40,358
Louisiana - 1.0%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	2,100	2,402
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,093
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,043
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,500	16,706
New Orleans Aviation Board Rev.:
Series 2007 A, 5% 1/1/17 (FSA Insured) (f)	1,420	1,535
Series 2007 B2, 5% 1/1/16 (FSA Insured) (f)	1,000	1,056
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	4,854
5.25% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	3,607
Series 2012:
5% 12/1/22	8,645	9,617
5% 12/1/30	2,000	2,179
5% 12/1/31	1,000	1,085
5% 12/1/32	1,500	1,621
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/22	$ 5,000	$ 5,731
5% 5/15/23	1,300	1,474
		55,003
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	9,060	9,835
Series 2009, 6% 7/1/38	2,700	3,160
		12,995
Maryland - 0.6%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	4,710	4,813
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.75% 7/1/39	1,250	1,441
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/16 (CIFG North America Insured)	1,000	1,065
5% 6/1/19 (CIFG North America Insured)	1,500	1,600
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/40	2,000	2,126
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,090	5,299
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39	4,400	4,678
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 6% 1/1/38	3,000	3,263
(Washington County Health Sys. Proj.) Series 2008:
6% 1/1/28	5,000	5,262
6% 1/1/43	1,500	1,548
Series 2010, 5.625% 7/1/30	2,865	2,988
		34,083
Massachusetts - 0.8%
Massachusetts Bay Trans. Auth. Series 1992 B, 6.2% 3/1/16	1,375	1,434
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	7,500	8,720
Series 2011 I, 6.75% 1/1/36	3,000	3,546
Series 2013 B1, 4.75% 11/15/20	6,660	6,674
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
5.5% 7/1/44	$ 6,300	$ 6,766
Massachusetts Gen. Oblig. Series 2007 C, 5.25% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	9,000	10,172
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (g)	2,400	2,411
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	4,455	4,462
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,900	3,235
		47,420
Michigan - 1.9%
Detroit School District Series 2012 A, 5% 5/1/23	4,000	4,510
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	4,000	4,433
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,700	20,981
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A:
5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,380	2,466
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,685	1,812
Series 2006 B, 7% 7/1/36 (FSA Insured)	4,900	5,523
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,797
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	2,500	2,872
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	2,600	2,802
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	6,325	6,113
5% 6/1/20	2,050	2,324
5% 6/1/27	3,000	3,210
5% 6/1/39	6,350	6,479
Series 2012, 5% 11/15/42	11,825	12,671
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	3,000	3,336
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	4,000	4,658
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Trinity Health Sys. Proj.): - continued
5% 12/1/26	$ 1,115	$ 1,207
Series 2012 A:
5% 6/1/23	2,395	2,768
5% 6/1/26	2,000	2,257
Portage Pub. Schools 5% 5/1/21 (FSA Insured)	6,300	7,070
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	3,400	4,363
Three Rivers Cmnty. Schools 5% 5/1/21 (FSA Insured)	1,710	1,929
		105,581
Minnesota - 0.9%
Maple Grove Health Care Sys. Rev.:
(Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	3,500	3,680
5% 5/1/20	1,000	1,071
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	4,000	4,047
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/20 (Assured Guaranty Corp. Insured)	3,835	4,461
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series 2000 A, 6.375% 11/15/29	210	211
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/18	5,600	6,430
Series 2009, 5.75% 7/1/39	20,700	22,890
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.):
Series 2006:
5.25% 5/15/18	1,650	1,783
5.25% 5/15/36	4,250	4,463
5.25% 5/15/23	2,000	2,135
		51,171
Missouri - 0.2%
Kansas City Spl. Oblig.:
5% 9/1/26	1,185	1,334
5% 9/1/27	490	548
5% 9/1/28	1,000	1,110
5% 9/1/29	1,000	1,106
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Kansas City Spl. Oblig.: - continued
5% 9/1/30	$ 1,390	$ 1,531
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,106
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,960	2,189
		8,924
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.657% 12/1/17 (c)	7,900	7,678
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/23	1,210	1,344
6% 8/15/23 (Pre-Refunded to 8/15/17 @ 100)	920	1,060
6% 8/15/28	1,980	2,170
6% 8/15/28 (Pre-Refunded to 8/15/17 @ 100)	1,520	1,751
6.125% 8/15/31	1,275	1,394
6.125% 8/15/31 (Pre-Refunded to 8/15/17 @ 100)	975	1,126
Nebraska Pub. Pwr. District Rev. Series 2012 C:
5% 1/1/23	2,250	2,530
5% 1/1/24	1,000	1,124
		20,177
Nevada - 0.2%
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	4,300	4,974
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2011 C, 5% 6/1/24	5,415	6,298
		11,272
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	9,300	9,969
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	4,000	4,543
Series 2007 A, 5% 10/1/37	6,100	6,269
Series 2012:
4% 7/1/32	2,370	2,288
5% 7/1/24	1,000	1,107
5% 7/1/25	1,185	1,306
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 10/1/18	$ 4,315	$ 4,951
5% 2/1/19	2,000	2,301
5% 2/1/24	1,775	2,068
		34,802
New Jersey - 2.7%
New Jersey Econ. Dev. Auth. Rev.:
Series 2009 AA, 5.5% 12/15/29	4,000	4,456
Series 2012, 5% 6/15/21	4,600	5,333
Series 2013 NN, 5% 3/1/27	69,700	77,891
Series 2013:
5% 3/1/23	12,200	13,895
5% 3/1/24	17,000	19,443
5% 3/1/25	1,900	2,149
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	9,930	10,813
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	3,900	4,676
Series 2005 B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,910
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	5,629
		150,195
New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1:
4% 12/1/17	5,000	5,472
5% 12/1/18	2,000	2,277
		7,749
New York - 7.9%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A:
5.25% 11/15/16	1,955	2,117
5.25% 11/15/17 (St. Peters Hosp. NY Insured)	1,500	1,665
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	14,600	16,837
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	13,000	14,122
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.:
Series 2003 A, 5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5	$ 5
Series 2008 A1, 5.25% 8/15/27	9,940	11,367
Series 2008 D1, 5.125% 12/1/22	5,000	5,660
Series 2009 I1, 5.625% 4/1/29	3,600	4,199
Series 2012 A1, 5% 8/1/24	7,400	8,717
Series 2012 G1, 5% 4/1/25	13,700	16,171
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	3,100	3,481
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	4,041
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,725	4,835
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40	1,500	1,709
Series 2009 EE, 5.25% 6/15/40	11,600	13,149
Series 2009 FF 2, 5.5% 6/15/40	17,800	20,460
Series 2011 EE, 5.375% 6/15/43	42,080	48,908
Series 2012 EE, 5.25% 6/15/30	17,200	20,048
Series 2013 BB, 5% 6/15/47	8,985	9,884
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/31	4,000	4,559
5.5% 7/15/38	1,600	1,804
5.625% 7/15/38	2,825	3,203
Series 2009 S3:
5.25% 1/15/34	21,000	23,641
5.25% 1/15/39	3,400	3,804
5.375% 1/15/34	2,750	3,110
Series 2009 S4:
5.5% 1/15/39	8,800	10,011
5.75% 1/15/39	4,100	4,706
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A:
5% 5/15/21	10,710	12,728
5% 5/15/22	4,300	5,147
Series 2012 A:
4% 5/15/21	3,500	3,932
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.: - continued
Series 2012 A: - continued
5% 5/15/23	$ 5,600	$ 6,672
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400	3,964
Series 2009 A, 5% 2/15/39	4,000	4,487
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	1,800	1,946
(State Univ. Edl. Facilities Proj.) Series A:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,440	4,579
5.875% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,865	7,559
Series 2010 A, 5% 7/1/26	4,000	4,514
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 B, 5% 11/15/34	11,800	13,293
New York Metropolitan Trans. Auth. Rev.:
Series 2008 A, 5.25% 11/15/36	26,700	29,343
Series 2010 D, 5.25% 11/15/40	6,600	7,311
Series 2012 D, 5% 11/15/25	25,900	30,504
Series 2012 F, 5% 11/15/24	12,400	14,684
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	10,500	10,518
New York Thruway Auth. Gen. Rev. Series 2005 G, 5% 1/1/32 (FSA Insured)	2,900	2,990
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,500	3,946
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	529
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/24 (FSA Insured)	1,375	1,483
Tobacco Settlement Fing. Corp. Series 2013 B:
5% 6/1/20	11,000	11,825
5% 6/1/21	4,600	4,941
		449,108
North Carolina - 0.8%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/23 (f)	1,200	1,418
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	960	1,040
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	$ 4,625	$ 4,987
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	11,600	12,889
North Carolina Med. Care Cmnty. Health:
(Memorial Mission Hosp. Proj.) 5% 10/1/21	5,690	6,294
Series 2012 A, 5% 11/15/26	1,295	1,483
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	7,830	8,542
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	2,300	2,584
Series 2010 B, 5% 1/1/20	6,700	7,797
		47,034
North Dakota - 0.2%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	4,600	4,921
Fargo Health Sys. Rev. (Sanford Proj.) Series 2011, 6% 11/1/28	1,500	1,784
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) 5% 12/1/14 (Assured Guaranty Corp. Insured)	1,675	1,686
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	2,765	2,857
5.25% 7/1/15	1,300	1,332
		12,580
Ohio - 1.4%
American Muni. Pwr., Inc. Rev. (Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	2,500	2,721
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	4,400	4,687
5% 6/1/17	5,045	5,523
Cleveland Parking Facilities Rev.:
5.25% 9/15/18 (Escrowed to Maturity)	640	747
5.25% 9/15/18 (FSA Insured)	1,360	1,543
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series 2009, 5.25% 11/1/40	1,500	1,614
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	5,000	5,349
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	$ 6,000	$ 7,319
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	11,600	11,488
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (c)	18,800	19,954
Series 2009 C, 5.625% 6/1/18	2,000	2,237
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5.5% 1/1/43	1,500	1,633
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/43	15,000	3,994
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	8,500	9,118
		77,927
Oklahoma - 0.6%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,845	2,963
5.5% 10/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,005	3,128
5.5% 10/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,303
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/20	5,000	5,734
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	9,640	10,461
Series 2012:
5% 2/15/21	2,200	2,574
5% 2/15/24	4,190	4,815
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,844
		34,822
Oregon - 0.4%
Clackamas County School District #7J:
5.25% 6/1/23	2,000	2,456
5.25% 6/1/24 (FSA Insured)	2,605	3,244
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	2,500	2,668
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	$ 1,000	$ 1,075
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	5,600	6,525
Port Morrow Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,000	5,441
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	2,091
5.5% 6/15/21 (FSA Insured)	1,060	1,272
		24,772
Pennsylvania - 1.9%
Allegheny County Arpt. Auth. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,000	3,165
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.):
Series 2008 B, 5% 6/15/16	1,365	1,472
Series 2009 A, 5.625% 8/15/39	6,225	6,978
Annville-Cleona School District:
5.5% 3/1/24	390	397
5.5% 3/1/24 (Pre-Refunded to 3/1/15 @ 100)	960	981
5.5% 3/1/25	405	412
5.5% 3/1/25 (Pre-Refunded to 3/1/15 @ 100)	995	1,017
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (c)	7,800	7,946
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,600	3,091
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	5,300	5,973
5% 1/1/23	2,000	2,115
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	3,400	3,943
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/25	4,680	5,615
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	2,000	2,351
Series 2012 A, 5% 6/1/27	4,105	4,542
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity)	600	633
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.):
Series 2009 A, 5.25% 8/15/21	$ 2,900	$ 3,336
Series A, 5% 8/15/16	3,600	3,739
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	12,600	13,842
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	4,000	4,013
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	1,095	1,097
Ninth Series, 5.25% 8/1/40	3,750	4,228
Seventh Series, 5% 10/1/37 (AMBAC Insured)	8,900	9,676
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500	2,791
Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	3,200	3,583
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,028
Philadelphia School District:
Series 2005 A, 5% 8/1/22	1,600	1,650
5% 8/1/22 (Pre-Refunded to 8/1/15 @ 100)	75	78
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/22	1,000	1,145
5% 6/1/23	2,500	2,855
		105,692
South Carolina - 2.0%
Greenwood Fifty School Facilities Installment:
5% 12/1/18 (Assured Guaranty Corp. Insured)	3,930	4,354
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,375	2,626
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	1,090	1,232
5% 11/1/19	1,000	1,129
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18 (Pre-Refunded to 12/1/15 @ 100)	1,540	1,630
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity)	385	416
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	$ 7,700	$ 8,691
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.):
5% 4/1/15	1,000	1,014
5% 4/1/24	4,000	4,120
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B:
5.25% 1/1/34	6,000	6,722
5.25% 1/1/39	2,800	3,136
Series 2005 B, 5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,641
Series 2012 B, 5% 12/1/20	1,500	1,779
Series 2012 C:
5% 12/1/14	1,000	1,008
5% 12/1/14	2,000	2,016
Series 2013 E, 5.5% 12/1/53	34,335	38,475
Series 2014 A:
5% 12/1/49	6,500	7,027
5.5% 12/1/54	12,690	14,256
Series A, 5% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,163
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	6,900	7,664
		115,099
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Reg'l. Health Proj.) Series 2010:
4.625% 9/1/27	1,000	1,042
5% 9/1/28	3,000	3,285
		4,327
Tennessee - 0.5%
Clarksville Natural Gas Acquisition Corp. Gas Rev. 5% 12/15/14	3,870	3,902
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	6,600	7,253
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/15	5,245	5,341
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (f)	5,820	6,748
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B: - continued
5.75% 7/1/24 (f)	$ 2,400	$ 2,786
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	1,600	1,668
		27,698
Texas - 9.8%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	6,800	7,329
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	125	125
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/33	5,000	5,635
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	2,395
Austin Elec. Util. Sys. Rev.:
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,200	8,942
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,745
Austin Wtr. & Wastewtr. Sys. Rev. Series 2005 A, 5% 5/15/31	220	225
Bastrop Independent School District Series 2007:
5.25% 2/15/37	2,700	2,915
5.25% 2/15/42	5,000	5,379
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,870
5% 8/1/20 (AMBAC Insured)	1,780	1,961
Coppell Independent School District 0% 8/15/20	2,000	1,809
Corpus Christi Util. Sys. Rev.:
5% 7/15/21	4,500	5,296
5% 7/15/22	2,500	2,934
5% 7/15/24	2,255	2,596
5.25% 7/15/18 (FSA Insured)	3,305	3,691
5.25% 7/15/19 (FSA Insured)	4,000	4,461
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	9,700	9,650
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	21,000	23,747
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007:
5% 11/1/14 (XL Cap. Assurance, Inc. Insured) (f)	$ 2,625	$ 2,635
5% 11/1/17 (Pre-Refunded to 11/1/14 @ 100) (f)	4,325	4,341
Series 2009 A, 5% 11/1/23	1,250	1,361
Series 2010 A, 5% 11/1/42	14,800	16,132
Dallas Independent School District Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	1,800	2,139
DeSoto Independent School District 0% 8/15/20	3,335	2,990
Freer Independent School District Series 2007, 5.25% 8/15/37	4,215	4,584
Gainesville Independent School District:
5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	1,555	1,661
5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	345	369
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	1,290	1,400
5.25% 10/1/51	51,000	56,630
5.5% 4/1/53	5,440	5,957
Grand Prairie Independent School District 0% 2/15/16	3,775	3,755
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	14,050	15,096
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5.25% 8/15/47	25,440	28,081
Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,222
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,300
Houston Arpt. Sys. Rev. Series 2011 A:
5% 7/1/23 (f)	3,000	3,405
5% 7/1/25 (f)	1,500	1,698
Houston Independent School District Series 2005 A, 0% 2/15/16	5,500	5,464
Humble Independent School District:
Series 2000, 0% 2/15/16	3,000	2,991
Series 2005 B, 5.25% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,995	2,027
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,956
Kermit Independent School District 5.25% 2/15/37	4,130	4,458
Kingsville Independent School District 5.25% 2/15/37	3,650	3,975
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	$ 8,615	$ 9,071
Lower Colorado River Auth. Rev.:
5.25% 5/15/18 (AMBAC Insured)	40	40
5.75% 5/15/37	470	482
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	130	134
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	70	72
Mansfield Independent School District 5.5% 2/15/18	40	40
Midway Independent School District Series 2000, 0% 8/15/19	3,600	3,347
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	2,680	2,928
North Forest Independent School District Series B, 5% 8/15/18 (FSA Insured)	1,470	1,587
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,270
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (c)	4,000	4,249
Series 2008 A:
6% 1/1/23	4,800	5,428
6% 1/1/24	2,000	2,261
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	7,200	8,622
Series 2009 A, 6.25% 1/1/39	10,200	11,811
Series 2011 A:
5.5% 9/1/41	14,250	16,564
6% 9/1/41	6,200	7,504
Series 2011 D, 5% 9/1/28	13,000	15,033
Prosper Independent School District Series 2007, 5.375% 8/15/37	15,255	16,633
Rockdale Independent School District:
Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	1,395	1,490
5.25% 2/15/37	3,705	3,902
San Antonio Arpt. Sys. Rev.:
5% 7/1/15 (FSA Insured) (f)	2,510	2,592
5% 7/1/17 (FSA Insured) (f)	2,765	3,068
5% 7/1/17 (FSA Insured) (f)	2,385	2,638
5.25% 7/1/19 (FSA Insured) (f)	2,635	2,896
5.25% 7/1/20 (FSA Insured) (f)	3,215	3,539
5.25% 7/1/20 (FSA Insured) (f)	2,775	3,045
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	$ 2,590	$ 2,890
Series 2012, 5.25% 2/1/25	4,200	5,289
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/25	10,000	11,754
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	1,920	2,138
Snyder Independent School District:
5.25% 2/15/21 (Pre-Refunded to 2/15/15 @ 100)	1,035	1,054
5.25% 2/15/22 (Pre-Refunded to 2/15/15 @ 100)	1,090	1,110
5.25% 2/15/30 (Pre-Refunded to 2/15/15 @ 100)	1,800	1,834
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	2,000	2,163
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	6,900	7,917
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	1,785	1,983
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	2,375	2,628
(Scott & White Healthcare Proj.) Series 2013 A:
4% 8/15/43	2,900	2,913
5% 8/15/43	4,000	4,396
Texas Gen. Oblig.:
Series 2006 A, 5% 4/1/29	2,820	3,096
4.75% 4/1/35 (Pre-Refunded to 4/1/15 @ 100)	190	194
5% 4/1/25	3,915	4,465
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	385	441
5.75% 8/1/26	890	894
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,715	18,498
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	5,200	6,232
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	11,200	13,196
Series 2013, 6.75% 6/30/43 (f)	12,600	15,113
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	3,200	3,209
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/23	2,320	2,556
5% 4/1/25	3,400	3,744
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Trans. Commission State Hwy. Fund Rev. Series 2007: - continued
5% 4/1/26	$ 4,350	$ 4,788
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,930	5,125
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	5,600	6,041
Waller Independent School District 5.5% 2/15/37	4,920	5,422
Weatherford Independent School District 0% 2/15/33	6,985	3,621
Wylie Independent School District 0% 8/15/20	20	15
		552,297
Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity)	4,655	4,674
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity)	315	330
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/22	3,180	3,705
Utah State Board of Regents Rev. Series 2011 B:
5% 8/1/24	2,670	3,072
5% 8/1/25	2,175	2,497
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	9,070	10,054
		24,332
Virginia - 0.3%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/25	4,665	5,331
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (f)	6,000	6,278
5% 1/1/40 (f)	4,200	4,339
		15,948
Washington - 3.1%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,956
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(f)	2,430	2,498
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,030	$ 1,870
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,590	1,604
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,760	1,774
5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,055	2,068
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (FSA Insured)	2,575	2,858
5.25% 12/1/36 (FSA Insured)	9,180	9,753
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	22,700	25,682
Series 2009, 5.25% 1/1/42	2,600	2,827
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,217
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (f)	1,340	1,543
5% 6/1/22 (f)	1,000	1,153
5% 6/1/24 (f)	1,000	1,147
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (Pre-Refunded to 12/1/15 @ 100)	1,875	1,981
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	5,600	6,546
5% 12/1/27	2,625	3,036
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/21	6,250	7,236
Washington Gen. Oblig.:
Series 2008 D, 5% 1/1/24 (Pre-Refunded to 1/1/18 @ 100)	2,975	3,385
Series B, 5% 7/1/28 (Pre-Refunded to 7/1/15 @ 100)	395	409
Series R 97A:
0% 7/1/17 (Escrowed to Maturity)	7,045	6,902
0% 7/1/19 (Escrowed to Maturity)	9,100	8,578
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,825
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	10,000	11,126
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(MultiCare Health Sys. Proj.) Series 2010 A:
5.25% 8/15/19	$ 3,850	$ 4,501
5.25% 8/15/20	2,000	2,291
(Overlake Hosp. Med. Ctr.) Series 2010, 5.7% 7/1/38	11,300	12,608
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	1,500	1,627
Series 2012 A:
5% 10/1/25	5,130	5,969
5% 10/1/26	13,395	15,441
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	7,550	8,549
Series 2009, 7% 7/1/39	3,000	3,438
		175,398
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	700	764
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	2,600	2,799
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	6,500	7,287
		10,850
Wisconsin - 0.6%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26 (Pre-Refunded to 5/1/18 @ 100)	1,245	1,453
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	2,375	2,574
5.75% 7/1/30	2,655	2,962
Series 2013 B:
5% 7/1/27	1,205	1,336
5% 7/1/36	5,000	5,362
(Children's Hosp. of Wisconsin Proj.):
Series 2008 A, 5.25% 8/15/22	2,000	2,252
Series 2008 B, 5.375% 8/15/37	8,045	8,860
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	3,250	3,349
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
Series 2012:
4% 10/1/23	$ 2,500	$ 2,736
5% 6/1/39	1,075	1,154
		32,038
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	8,600	9,577
TOTAL MUNICIPAL BONDS (Cost $5,123,217)		5,522,262
Municipal Notes - 0.2%

Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $9,257)	8,600	9,519
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 0.05% (d)(e) (Cost $100)	100,000	100
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $5,132,574)		5,531,881
NET OTHER ASSETS (LIABILITIES) - 2.2%		123,791
NET ASSETS - 100%		$ 5,655,672
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,411,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 2,263
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in Thousands)
Fidelity Municipal Cash Central Fund	$ 0*
* Amount represents less than $1,000
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 5,531,781	$ -	$ 5,531,781	$ -
Money Market Funds	100	100	-	-
Total Investments in Securities:	$ 5,531,881	$ 100	$ 5,531,781	$ -
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $5,132,292,000. Net unrealized appreciation aggregated $399,589,000, of which $410,931,000 related to appreciated investment securities and $11,342,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ohio
Municipal Income Fund

September 30, 2014

1.807742.110

OFR-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.7%
	Principal Amount	Value
Guam - 0.8%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,637,152
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (b)	950,000	1,037,856
6.25% 10/1/34 (b)	900,000	1,007,676
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,176,970
		4,859,654
Ohio - 98.3%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series A, 5% 1/1/15	1,275,000	1,284,002
(Children's Hosp. Med. Ctr. Proj.):
Series 2012 5% 11/15/22	1,000,000	1,154,380
Series 2012, 5% 11/15/23	3,245,000	3,736,325
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,654,250
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.) Series 2012:
5% 2/15/25	4,000,000	4,590,600
5.25% 2/15/28	8,040,000	9,238,844
(Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	4,382,744
Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,346,890
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,152,528
5% 12/1/37	1,095,000	1,212,110
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,463,773
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,114,120
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	2,800,000	2,982,560
5% 6/1/17	3,240,000	3,547,152
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	630,000	655,187
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	5,822,477
(UC Health Proj.) Series 2010, 5.5% 11/1/40	3,025,000	3,344,833
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	$ 2,455,000	$ 2,529,976
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,128,589
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,073,860
Cincinnati Gen. Oblig.:
Series 2009 A:
4.5% 12/1/29	500,000	536,205
5% 12/1/20	1,240,000	1,416,018
Series 2012 F:
5% 12/1/20	3,045,000	3,608,812
5% 12/1/21	2,765,000	3,291,428
Cincinnati Wtr. Sys. Rev.:
Series A, 5% 12/1/36	1,700,000	1,945,837
Series B, 5% 12/1/32	6,500,000	7,155,200
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,791,970
Cleveland Gen. Oblig.:
Series 2005, 5.5% 10/1/20 (AMBAC Insured)	7,350,000	8,764,361
Series 2012, 5% 12/1/25	2,350,000	2,711,806
Series C:
5.25% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,299,969
5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,359,756
5.25% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,210,000	1,442,260
5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,252,594
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,144,570
Cleveland Muni. School District Series 2013:
5% 12/1/24	1,255,000	1,451,182
5% 12/1/26	4,060,000	4,643,787
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	3,040,000	3,378,930
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,173,651
5% 6/1/25	2,500,000	2,816,525
5% 6/1/26	3,075,000	3,445,415
Cleveland Wtr. Rev. Series 2012 X, 5% 1/1/42	5,465,000	6,059,046
Cleveland Wtrwks. Rev. Series 2007 O, 5% 1/1/37	3,200,000	3,403,040
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	$ 3,000,000	$ 3,570,270
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 5% 12/1/29	1,000,000	1,166,140
Columbus Gen. Oblig.:
Series 2012 A, 4% 2/15/27	10,000,000	10,930,400
Series 2014 A, 4% 2/15/28	5,000,000	5,473,950
Columbus Metropolitan Library Facility 5% 12/1/23	1,000,000	1,146,200
Columbus Swr. Sys. Rev. Series 2008 A, 5% 6/1/24	1,515,000	1,703,087
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,293,478
5% 8/1/27	1,200,000	1,350,012
Cuyahoga County Gen. Oblig. Series 2012 A:
4% 12/1/27	1,575,000	1,678,478
5% 12/1/25	765,000	878,258
Dayton Gen. Oblig.:
4% 12/1/22	750,000	815,640
4% 12/1/25	1,540,000	1,643,873
Dayton School District Series 2013, 5% 11/1/22	5,775,000	6,866,822
Fairfield City School District 7.45% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	202,410
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,278,200
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/22	1,225,000	1,358,905
4% 12/1/23	1,395,000	1,529,143
4% 12/1/24	1,490,000	1,618,468
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	5,379,600
Series A:
5% 11/1/15	260,000	273,486
5% 11/1/16	265,000	288,347
Greater Cleveland Reg'l. Transit Auth. Series 2012:
5% 12/1/23	1,000,000	1,171,540
5% 12/1/24	1,800,000	2,098,458
5% 12/1/25	1,170,000	1,356,498
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	1,990,915
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Convention Facilities Auth. Rev.: - continued
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,075,000	$ 1,078,849
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,195,672
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,133,966
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,145,285
Hamilton County Health Care Facilities Rev.:
(Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	3,000,000	3,467,700
(The Christ Hosp. Proj.) Series 2012, 5.25% 6/1/27	3,000,000	3,395,190
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2014 S, 5% 5/15/26	5,000,000	5,893,900
Hamilton County Sales Tax Rev. Series 2011 A, 5% 12/1/24	4,870,000	5,598,162
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,696,275
Hamilton County Swr. Sys. Rev.:
(Metropolitan Swr. District Proj.) Series 2005 B, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,172,800
Series 06A, 5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,239,195
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,003,490
Hancock County Hosp. Facilities Rev.:
(Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A, 6.25% 12/1/34	4,100,000	4,743,413
Series 2011 A, 5% 12/1/21	1,500,000	1,682,745
Hilliard Gen. Oblig. 5% 12/1/18	235,000	246,973
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	1,500,000	1,617,825
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (Pre-Refunded to 12/1/15 @ 100)	2,285,000	2,411,315
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	4,100,000	4,625,866
5% 5/1/28 (Assured Guaranty Corp. Insured)	5,000,000	5,601,800
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	1,117,120
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,242,511
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Kent State Univ. Revs.: - continued
Series 2012 A:
5% 5/1/24	$ 1,385,000	$ 1,618,483
5% 5/1/25	1,500,000	1,743,885
5% 5/1/26	1,600,000	1,850,624
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/16	1,260,000	1,350,531
5% 8/15/17	1,000,000	1,101,390
Lancaster Ohio City School District Series 2012:
5% 10/1/37	2,000,000	2,219,400
5% 10/1/49	3,000,000	3,280,800
Lucas County Hosp. Rev.:
(ProMedica Healthcare Oblig. Group Proj.):
Series 2008 D, 5% 11/15/38	1,090,000	1,160,316
Series 2011 A, 6.5% 11/15/37	2,800,000	3,415,664
Series 2011 D:
5% 11/15/22	1,000,000	1,159,920
5% 11/15/25	5,000,000	5,646,650
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	7,147,350
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,158,600
Miami Univ. Gen. Receipts Series 2012, 4% 9/1/28	2,195,000	2,345,314
Miamisburg City School District:
Series 2008, 5% 12/1/33	2,390,000	2,663,703
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,602,009
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,196,110
Series 2012 A, 5% 8/1/47	10,725,000	11,181,992
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	5,546,300
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 D, 6.25% 10/1/33	2,500,000	2,904,900
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	1,980,640
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,238,427
Northmont City School District Series 2012 A, 5% 11/1/49	5,000,000	5,398,150
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.:
Bonds (FirstEnergy Nuclear Generation Proj.): Series 2008 C, 3.95%, tender 5/1/20 (a)(b)	$ 2,000,000	$ 2,065,700
Series 2009 C, 5.625% 6/1/18	2,600,000	2,908,594
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/24	1,790,000	2,056,889
Series 2010 A, 5% 10/1/24	6,030,000	6,896,873
Ohio Gen. Oblig.:
(Adult Correctional Bldg. Fund Proj.) Series 2013 A:
5% 10/1/21	845,000	1,008,482
5% 10/1/22	1,090,000	1,311,739
(Infrastructure Impt. Proj.) Series A, 5% 3/1/26	1,850,000	1,965,829
(Mental Health Facilities Impt. Fund Proj.) Series 2013 A, 5% 2/1/21	2,085,000	2,461,780
Series 2008 A:
5.375% 9/1/23	1,170,000	1,334,876
5.375% 9/1/28	7,210,000	8,202,673
Series 2011, 5.25% 9/1/23	2,000,000	2,375,360
Series 2012 A:
5% 2/1/26	1,000,000	1,180,060
5% 2/1/27	5,000,000	5,900,300
Series 2012 B:
5% 9/1/21	1,390,000	1,676,813
5% 3/15/25	7,500,000	8,910,225
Series 2012 C, 5% 9/1/23	1,000,000	1,225,440
Series 2013 A, 5% 9/15/22	10,000,000	12,153,896
Series Q, 5% 4/1/25	1,845,000	2,194,000
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 1990 B, 6.5% 10/1/20	2,335,000	2,701,198
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,773,158
5.5% 1/1/43	3,500,000	3,811,430
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,051,070
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	2,992,358
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/23	2,500,000	2,809,200
(Univ. of Dayton Proj.):
Series 2004, 5% 12/1/17 (AMBAC Insured)	1,305,000	1,313,730
Series 2009, 5.5% 12/1/36	5,000,000	5,572,350
Series 2013:
5% 12/1/23	540,000	625,693
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Univ. of Dayton Proj.):
Series 2013:
5% 12/1/24	$ 585,000	$ 674,148
5% 12/1/25	1,000,000	1,150,030
5% 12/1/26	1,195,000	1,370,546
5% 12/1/27	2,300,000	2,621,770
Ohio Hosp. Facilities Rev.:
(Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,813,470
Series 2011 A, 5% 1/1/32	3,500,000	3,874,745
Ohio Hosp. Rev. Series 2013 A, 5% 1/15/27	5,000,000	5,642,350
Ohio Infrastructure Impt. Series 2014 C, 4% 3/1/25	7,650,000	8,518,275
Ohio State Univ. Gen. Receipts:
Series 2009 A, 5% 12/1/26	2,000,000	2,279,580
Series 2012 A:
4% 6/1/27	1,270,000	1,405,750
5% 6/1/24	1,690,000	2,081,573
Series 2013 A:
5% 6/1/28	2,000,000	2,342,960
5% 6/1/38	3,500,000	3,939,285
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	2,662,400
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,606,180
Series 2010 A, 5% 2/15/31	5,475,000	6,140,705
Ohio Univ. Gen. Receipts Athens:
Series 2013:
5% 12/1/23	1,000,000	1,174,620
5% 12/1/24	5,075,000	5,948,966
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,290,388
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,782,101
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (a)	1,020,000	1,094,144
Ohio Wtr. Dev. Auth. Rev.:
(Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,275,510
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,437,266
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity)	525,000	544,929
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Wtr. Quality Proj.) Series 2010 A:
5% 12/1/29	2,000,000	2,321,540
5% 6/1/30	1,000,000	1,157,550
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Olentangy Local School District 5% 12/1/36	$ 2,700,000	$ 2,928,744
Princeton City School District Series:
Series 2014:
0% 12/1/40	4,000,000	1,358,800
0% 12/1/41	4,000,000	1,293,480
5% 12/1/39	2,750,000	3,132,855
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/17	1,250,000	1,199,450
5% 12/1/32	1,500,000	1,621,620
Rocky River Gen. Oblig. 5% 12/1/19 (Pre-Refunded to 12/1/14 @ 100)	2,125,000	2,141,596
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,853,084
South-Western City School District Franklin & Pickway County Series 2012 B, 5% 12/1/36	2,000,000	2,226,980
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,281,762
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	520,929
5% 12/1/35 (FSA Insured)	2,500,000	2,716,375
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	1,968,204
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	7,678,733
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,108,320
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,870,015
Toledo Wtrwks. Rev. 5% 11/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,631,110
Univ. of Akron Gen. Receipts Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,344,790
Univ. of Cincinnati Gen. Receipts:
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,118,520
5% 6/1/23 (FSA Insured)	2,000,000	2,228,740
5% 6/1/24 (FSA Insured)	2,000,000	2,222,720
Series 2010 F, 5% 6/1/32	2,000,000	2,250,960
Series 2012 A:
5% 6/1/22	2,000,000	2,400,580
5% 6/1/23	2,000,000	2,383,460
Series 2012 C:
4% 6/1/28	2,000,000	2,140,760
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Univ. of Cincinnati Gen. Receipts: - continued
Series 2012 C:
5% 6/1/24	$ 1,230,000	$ 1,471,744
Series 2013 A:
5% 6/1/33	4,085,000	4,647,137
5% 6/1/34	5,130,000	5,811,008
Wood County Hosp. Facilities Rev. (Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,779,405
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/23	2,665,000	3,021,790
		568,775,518
Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,110,260
Series 2009 A, 6.75% 10/1/37	1,000,000	1,144,290
Series 2009 B, 5% 10/1/25	1,000,000	1,092,610
		3,347,160
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $546,712,562)	576,982,332
NET OTHER ASSETS (LIABILITIES) - 0.3%	1,600,885
NET ASSETS - 100%	$ 578,583,217
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $546,689,568. Net unrealized appreciation aggregated $30,292,764, of which $31,481,392 related to appreciated investment securities and $1,188,628 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pennsylvania
Municipal Income Fund

September 30, 2014

1.807743.110

PFL-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Guam - 0.6%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (c)	$ 600,000	$ 647,340
6.25% 10/1/34 (c)	700,000	783,748
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	900,000	1,054,656
		2,485,744
Pennsylvania - 96.2%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,110,230
Allegheny County Series C:
5% 12/1/28	1,000,000	1,156,930
5% 12/1/30	1,365,000	1,568,972
Allegheny County Arpt. Auth. Rev.:
(Pittsburgh Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,545,000	2,685,230
Series 2006 B:
5% 1/1/21 (FGIC Insured) (c)	3,190,000	3,662,216
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,650,000	1,902,813
Allegheny County Port Auth. Spl. Rev. 5% 3/1/17	2,000,000	2,186,080
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,346,490
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,786,082
Annville-Cleona School District:
6% 3/1/28	80,000	81,475
6% 3/1/28 (Pre-Refunded to 3/1/15 @ 100)	190,000	194,551
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.7%, tender 4/2/18 (b)	4,000,000	4,066,960
Berks County Muni. Auth. Rev. Series 2012 A, 5% 11/1/40	3,590,000	3,950,651
Bethlehem Wtr. Auth. Rev. Series 2014:
5% 11/15/19 (Build America Mutual Assurance Insured)	1,000,000	1,152,560
5% 11/15/20 (Build America Mutual Assurance Insured)	1,000,000	1,158,780
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	278,505
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,035,000	1,234,041
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	$ 2,000,000	$ 2,235,620
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,000,000	2,377,840
Chambersburg Area School District:
Series 2007, 5.25% 3/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,078,380
5.25% 3/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485,000	1,542,633
5.25% 3/1/27 (Pre-Refunded to 9/1/15 @ 100)	515,000	538,757
5.25% 3/1/29 (Pre-Refunded to 9/1/15 @ 100)	1,585,000	1,658,116
Commonwealth Fing. Auth. Rev. Series 2013 A2:
5% 6/1/24	800,000	927,144
5% 6/1/25	1,175,000	1,354,716
5% 6/1/26	1,250,000	1,433,750
5% 6/1/42	4,000,000	4,366,240
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.) Series 2012:
5% 11/1/37	1,520,000	1,660,174
5% 11/1/42	3,000,000	3,254,820
Dauphin County Gen. Auth.:
(Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	3,237,450
5% 6/1/42	2,170,000	2,313,329
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31	4,090,000	4,541,495
Delaware County Auth. Univ. Rev.:
Series 2010, 5.25% 12/1/31	2,450,000	2,746,499
Series 2012:
5% 8/1/21	350,000	417,431
5% 8/1/22	300,000	358,662
Series 2014:
5% 8/1/23	1,050,000	1,265,061
5% 8/1/24	1,100,000	1,339,349
Doylestown Hosp. Auth. Hosp. Rev. Series 2013 A, 5% 7/1/27	2,500,000	2,671,375
East Stroudsburg Area School District:
Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,182,850
Series A, 7.75% 9/1/27 (Pre-Refunded to 9/1/17 @ 100)	3,935,000	4,745,689
7.75% 9/1/27	4,265,000	5,075,307
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/23	$ 2,600,000	$ 2,690,792
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	2,750,000	2,968,735
Fox Chapel Area School District Series 2013:
4% 8/1/22	500,000	552,635
5% 8/1/31	3,080,000	3,528,386
5% 8/1/34	1,000,000	1,132,980
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	1,770,000	1,918,096
5.375% 7/1/42	2,130,000	2,258,652
Geisinger Auth. Health Sys. Rev. Series 2014 A, 4% 6/1/41	2,000,000	2,006,280
Indiana County Hosp. Auth. Series 2014 A, 6% 6/1/39	1,625,000	1,822,893
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,136,206
Lower Paxton Township Series 2014:
5% 4/1/40	3,420,000	3,828,451
5% 4/1/44	1,295,000	1,440,804
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,773,950
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,946,810
Mifflin County School District Series 2007:
7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,307,790
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,362,577
Monroe County Hosp. Auth. Rev. (Pocono Med. Ctr. Proj.) Series 2012 A:
5% 1/1/32	1,400,000	1,522,066
5% 1/1/41	1,750,000	1,868,090
Monroeville Fin. Auth. UPMC Rev. Series 2012:
5% 2/15/26	1,500,000	1,803,120
5% 2/15/27	3,625,000	4,344,418
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,201,200
Series 2012 A:
5% 6/1/23	3,850,000	4,350,885
5% 6/1/24	1,500,000	1,689,690
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,083,880
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Rev. (Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	$ 900,000	$ 937,710
Mount Lebanon School District Series 2009 A, 5% 2/15/15	500,000	508,920
Northampton County Gen. Oblig. Series 2012 B:
5% 10/1/23	1,000,000	1,189,710
5% 10/1/25	2,500,000	2,950,350
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Hosp. Proj.) Series 2010 A, 5.25% 8/15/16	1,245,000	1,333,233
(St. Luke's Hosp. Proj.) Series 2010 A, 5.25% 8/15/18	1,450,000	1,633,701
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	1,982,774
5% 3/1/25	3,255,000	3,680,005
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	2,073,240
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009, 1.75%, tender 12/1/15 (b)	4,000,000	4,055,920
Pennsylvania Gen. Oblig.:
First Series 2007 A, 5% 11/1/23	9,710,000	10,960,065
First Series 2008, 5% 5/15/27	805,000	896,287
Second Series 2007 A, 5% 8/1/25	2,500,000	2,781,075
Second Series 2009, 5% 4/15/25	500,000	572,635
Series 2012, 5% 6/1/25	10,000,000	11,755,694
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) Series 2007 A, 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,524,050
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/18	250,000	279,608
5% 3/1/20	300,000	344,772
5% 3/1/22	275,000	319,022
5% 3/1/23	585,000	675,301
5% 3/1/42	3,950,000	4,265,526
(Univ. of Pennsylvania Health Sys. Proj.):
Series 2005 A, 5% 8/15/17 (AMBAC Insured)	3,000,000	3,123,810
Series 2009 A, 5.25% 8/15/22	2,655,000	3,046,533
Series 2011 A, 5.75% 8/15/41	4,980,000	5,747,119
First Series 2012, 5% 4/1/20	750,000	872,460
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
First Series:
5% 4/1/21	$ 500,000	$ 585,615
5% 4/1/22	600,000	706,422
5% 4/1/23	800,000	935,320
5% 4/1/24	1,100,000	1,279,531
Series 2010 E, 5% 5/15/31	2,500,000	2,741,700
Series 2010:
5% 9/1/30	1,150,000	1,307,723
5% 9/1/31	1,025,000	1,158,957
Series 2011 A, 5% 9/1/41	2,000,000	2,221,800
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School Dstrict of Harrisburg Proj.) Series 2014 B2:
5% 12/1/24 (Build America Mutual Assurance Insured)	1,250,000	1,468,713
5% 12/1/25 (Build America Mutual Assurance Insured)	1,250,000	1,465,125
5% 12/1/26 (Build America Mutual Assurance Insured)	1,250,000	1,457,975
5% 12/1/27 (Build America Mutual Assurance Insured)	1,010,000	1,171,358
Pennsylvania State Univ.:
Series 2005, 5% 9/1/29	1,550,000	1,605,072
Series 2008 A, 5% 8/15/29	3,945,000	4,325,693
Series 2010, 5% 3/1/40	4,385,000	4,898,834
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,314,550
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	8,179,631
5% 12/1/25 (AMBAC Insured)	4,345,000	4,606,786
5% 12/1/26 (AMBAC Insured)	3,500,000	3,705,520
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,427,560
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,280,320
Series 2013 A2, 0% 12/1/38 (a)	2,500,000	2,310,075
Series 2014 A, 5% 12/1/31	865,000	993,453
Series 2014 A2, 0% 12/1/40 (a)	5,500,000	3,661,955
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	$ 1,500,000	$ 1,505,070
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,003,250
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,003,160
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,708,775
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,805,824
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,677,388
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,351,055
Ninth Series, 5.25% 8/1/40	8,665,000	9,769,094
Seventh Series, 5% 10/1/37 (AMBAC Insured)	5,245,000	5,702,364
Series 1998 A, 5.25% 8/1/17	3,555,000	3,962,510
Philadelphia Gen. Oblig. Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,699,480
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30 (Pre-Refunded to 5/15/20 @ 100)	4,000,000	4,793,080
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,791,800
Philadelphia Redev. Auth. Rev.:
(Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,009,330
Series 2012:
5% 4/15/21	1,000,000	1,135,620
5% 4/15/25	2,230,000	2,485,736
Philadelphia School District:
Series 2005 A, 5% 8/1/22	2,775,000	2,862,024
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,194,491
Series 2010 C, 5% 9/1/21	4,000,000	4,534,480
5% 8/1/22 (Pre-Refunded to 8/1/15 @ 100)	125,000	129,928
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	4,000,000	4,353,240
Series 2011 A, 5% 1/1/41	2,715,000	2,941,512
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,550,038
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pittsburgh Gen. Oblig.:
Series 2006 B:
5.25% 9/1/15 (FSA Insured)	$ 2,000,000	$ 2,091,320
5.25% 9/1/16 (FSA Insured)	3,000,000	3,273,690
Series 2012 A, 5% 9/1/22	2,000,000	2,347,440
Series 2014:
5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	684,630
5% 9/1/24 (Build America Mutual Assurance Insured)	1,000,000	1,198,810
5% 9/1/28 (Build America Mutual Assurance Insured)	1,300,000	1,506,947
5% 9/1/29 (Build America Mutual Assurance Insured)	1,015,000	1,170,031
5% 9/1/31 (Build America Mutual Assurance Insured)	1,165,000	1,330,174
5% 9/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,136,340
Pittsburgh School District:
Series 2012 A, 5% 9/1/21 (FSA Insured)	4,000,000	4,683,600
Series 2014 A, 5% 9/1/23	1,000,000	1,169,810
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23 (Pre-Refunded to 7/1/20 @ 100)	1,000,000	1,206,250
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,816,350
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 5% 3/1/16	1,500,000	1,596,330
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) Series 2008, 5% 10/1/20 (FSA Insured)	1,000,000	1,125,270
(Montgomery County Cmnty. College Proj.) Series 2008:
5% 5/1/27 (FSA Insured)	1,775,000	1,954,719
5% 5/1/28 (FSA Insured)	1,000,000	1,098,350
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,283,580
Series 2000 C, 5% 9/15/35	2,000,000	2,245,280
Series 2007 B, 5.25% 9/15/28	2,500,000	2,898,975
Series 2009 A, 5% 9/15/16	1,150,000	1,253,362
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.): - continued
Series 2009 B:
5% 9/15/28	$ 2,000,000	$ 2,285,380
5.5% 9/15/24	5,250,000	6,172,950
West Shore Area Auth. Hosp. Rev.:
(Holy Spirit Hosp. Charity Proj.) Series 2011 B, 6% 1/1/28	7,375,000	8,560,679
Series 2011 B, 5.75% 1/1/41	1,500,000	1,662,585
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A:
5% 7/1/19	1,000,000	1,105,960
5% 7/1/25	4,465,000	4,859,036
5.25% 7/1/20	1,000,000	1,118,430
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,499,300
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,154,675
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	5,130,222
Wilson School District Series 2007, 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	6,013,970
		428,307,541
Pennsylvania, New Jersey - 1.6%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A:
5% 7/1/22	500,000	585,195
5% 7/1/23	1,000,000	1,158,970
Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425,000	1,534,597
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 D, 5% 1/1/30	3,500,000	3,853,255
		7,132,017
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 0.0%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2011 C, 0% 8/1/41	$ 1,200,000	$ 166,032
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $413,765,105)	438,091,334
NET OTHER ASSETS (LIABILITIES) - 1.6%	7,209,719
NET ASSETS - 100%	$ 445,301,053
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $413,759,011. Net unrealized appreciation aggregated $24,332,323, of which $24,920,309 related to appreciated investment securities and $587,986 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2014